Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended March 31, 2023

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 108.50%

ASSET-BACKED SECURITIES 6.51%

Automobiles 1.81%
CarMax Auto Owner Trust 2023-1 A4	4.65%	1/16/2029	$820,000	$821,654
CarMax Auto Owner Trust 2023-1 B	4.98%	1/16/2029	750,000	747,855
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,250,000	1,169,828
Drive Auto Receivables Trust 2021-3 A3	0.79%	10/15/2025	520,852	518,622
Flagship Credit Auto Trust 2023-1 A2†	5.38%	12/15/2026	2,100,000	2,094,822
Flagship Credit Auto Trust 2023-1 B†	5.05%	1/18/2028	425,000	421,033
Flagship Credit Auto Trust 2023-1 C†	5.43%	5/15/2029	400,000	398,206
Ford Credit Auto Lease Trust 2023-A B	5.29%	6/15/2026	1,150,000	1,148,934
Ford Credit Auto Lease Trust 2023-A C	5.54%	12/15/2026	1,385,000	1,370,296
Mercedes-Benz Auto Receivables Trust 2022-1 A3	5.21%	8/16/2027	3,815,000	3,856,188
Santander Drive Auto Receivables Trust 2022-3 B	4.13%	8/16/2027	1,120,000	1,098,285
Santander Drive Auto Receivables Trust 2023-1 B	4.98%	2/15/2028	1,390,000	1,381,606
Santander Drive Auto Receivables Trust 2023-1 C	5.09%	5/15/2030	1,740,000	1,721,719
Westlake Automobile Receivables Trust 2021-1A F†	3.91%	9/15/2027	3,118,000	2,852,975
Total				19,602,023

Credit Card 1.11%
American Express Credit Account Master Trust 2021-1 A	0.90%	11/15/2026	3,677,000	3,457,936
American Express Credit Account Master Trust 2022-2 A	3.39%	5/15/2027	1,604,000	1,567,519
American Express Credit Account Master Trust 2022-3 A	3.75%	8/15/2027	1,207,000	1,186,467
BA Credit Card Trust 2022-A2 A2	5.00%	4/15/2028	2,150,000	2,177,772
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%	5/15/2027	865,000	845,253
Genesis Sales Finance Master Trust 2021-AA A†	1.20%	12/21/2026	1,298,000	1,228,074
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	1,656,020	1,626,271
Total				12,089,292

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 3.59%
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	6.677% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	$1,410,000	$1,387,087
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367,000	1,327,551
Ballyrock CLO Ltd. 2019-1A A1R†	5.822% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	450,000	440,067
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	6.792% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	578,133	562,537
Elmwood CLO Ltd. 2022-8A A1†	6.816% (3 Mo. Term SOFR + 2.25%)	#	11/20/2035	2,000,000	2,001,297
Elmwood CLO Ltd. 2023-2A A†(a)	6.857% (3 Mo. Term SOFR + 1.80%)	#	4/16/2036	2,550,000	2,550,000
Elmwood CLO Ltd. 2023-2A B†(a)	7.307% (3 Mo. Term SOFR + 2.25%)	#	4/16/2036	750,000	750,000
Flatiron CLO 18 Ltd. 2018-1A A†	5.869% (3 Mo. Term SOFR + 1.21%)	#	4/17/2031	2,500,000	2,469,261
Greywolf CLO III Ltd. 2020-3RA A1R†	6.204% (3 Mo. Term SOFR + 1.55%)	#	4/15/2033	1,398,603	1,382,176
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	6.492% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	679,855	669,718
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	566,515	539,694
Madison Park Funding XIII Ltd. 2014-13A AR2†	5.748% (3 Mo. LIBOR + .95%)	#	4/19/2030	694,256	690,858
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,050,466	2,014,416
Marble Point CLO XVII Ltd. 2020-1A B†	6.578% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	651,646	626,329
MF1 LLC 2022-FL9 A†	6.906% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	2,620,000	2,597,075
Oaktree CLO Ltd. 2019-4 BR†	6.508% (3 Mo. LIBOR + 1.70%)	#	10/20/2032	1,460,000	1,408,058
OCP CLO Ltd. 2016-12A AR2†	5.902% (3 Mo. Term SOFR + 1.27%)	#	4/18/2033	2,000,000	1,962,093
OCP CLO Ltd. 2017-14A A2†	6.415% (3 Mo. LIBOR + 1.50%)	#	11/20/2030	1,000,000	976,561
OCP CLO Ltd. 2021-22A B1†	6.508% (3 Mo. LIBOR + 1.70%)	#	12/2/2034	1,860,000	1,797,041
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	700,615	695,147

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	$1,300,000	$1,168,596
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	3,432,000	3,355,993
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	316,336	311,821
Regatta XVIII Funding Ltd. 2021-1A B†	6.242% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	1,060,000	1,008,599
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,858,343	1,632,380
Signal Peak CLO Ltd. 2021-10A B†	6.566% (3 Mo. LIBOR + 1.75%)	#	1/24/2035	1,180,000	1,129,553
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	1,359,567	1,091,285
Texas Debt Capital CLO Ltd. 2023-1A A†(a)	6.622% (3 Mo. Term SOFR + 1.80%)	#	4/20/2036	1,830,000	1,820,125
Voya CLO Ltd. 2022-3A A1†	6.012% (3 Mo. Term SOFR + 2.00%)	#	10/20/2034	650,000	649,350
Total					39,014,668
Total Asset-Backed Securities (cost $72,165,889)					70,705,983

				Shares

COMMON STOCKS 5.55%

Automobile Components 0.17%
Chassix Holdings, Inc.				59,475	654,225
Mobileye Global, Inc. Class A (Israel)*(b)(c)				28,271	1,223,286
Total					1,877,511

Automobiles 0.21%
Ferrari NV (Italy)(b)				8,374	2,268,852

Beverages 0.23%
Carlsberg A/S Class B(d)				8,518	1,321,711
Pernod Ricard SA(d)				5,075	1,149,137
Total					2,470,848

Building Products 0.11%
A O Smith Corp.				16,808	1,162,273

Capital Markets 0.31%
Cboe Global Markets, Inc.				8,445	1,133,657
CME Group, Inc.				5,979	1,145,098
Tradeweb Markets, Inc. Class A				14,073	1,112,048
Total					3,390,803

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Chemicals 0.11%
Linde plc	3,279	$1,165,488

Communications Equipment 0.10%
Arista Networks, Inc.*	6,565	1,102,001

Electrical Equipment 0.20%
nVent Electric plc (United Kingdom)(b)	24,380	1,046,877
Rockwell Automation, Inc.	3,897	1,143,575
Total		2,190,452

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	142

Electronic Equipment, Instruments & Components 0.20%
IPG Photonics Corp.*	9,321	1,149,373
Littelfuse, Inc.	4,068	1,090,590
Total		2,239,963

Entertainment 0.21%
Netflix, Inc.*	3,517	1,215,053
ROBLOX Corp. Class A*	24,599	1,106,463
Total		2,321,516

Food Products 0.46%
Campbell Soup Co.	30,227	1,661,880
Hershey Co. (The)	8,947	2,276,206
Lamb Weston Holdings, Inc.	10,605	1,108,435
Total		5,046,521

Health Care Equipment & Supplies 0.11%
Align Technology, Inc.*	3,472	1,160,134

Hotels, Restaurants & Leisure 0.80%
Airbnb, Inc. Class A*	9,137	1,136,643
Booking Holdings, Inc.*	499	1,323,553
Churchill Downs, Inc.	4,432	1,139,246
Genting Singapore Ltd.(d)	1,750,862	1,477,738
Hyatt Hotels Corp. Class A*	10,641	1,189,557
Texas Roadhouse, Inc.	10,089	1,090,217
Wynn Resorts Ltd.*	11,628	1,301,289
Total		8,658,243

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Household Products 0.16%
Clorox Co. (The)	10,752	$1,701,397

Information Technology Services 0.11%
Wix.com Ltd. (Israel)*(b)	11,724	1,170,055

Insurance 0.11%
Progressive Corp. (The)	8,368	1,197,126

Interactive Media & Services 0.10%
Pinterest, Inc. Class A*	40,999	1,118,043

Machinery 0.41%
Parker-Hannifin Corp.	3,109	1,044,966
Pentair plc (United Kingdom)(b)	21,855	1,207,926
Snap-on, Inc.	4,631	1,143,347
Toro Co. (The)	9,885	1,098,817
Total		4,495,056

Metals & Mining 0.10%
Nucor Corp.	6,969	1,076,501

Miscellaneous Financials 0.05%
UTEX Industries, Inc.	8,205	534,695

Personal Care Products 0.10%
Gibson Brands Private Equity	9,449	1,110,258

Semiconductors & Semiconductor Equipment 0.35%
Lam Research Corp.	2,204	1,168,384
Lattice Semiconductor Corp.*	18,004	1,719,382
Universal Display Corp.	5,784	897,272
Total		3,785,038

Software 0.26%
ANSYS, Inc.*	3,519	1,171,123
Ceridian HCM Holding, Inc.*	6,863	502,509
Fortinet, Inc.*	16,888	1,122,377
Total		2,796,009

Specialty Retail 0.15%
Claires Holdings LLC	1,067	529,167	(e)
Dick’s Sporting Goods, Inc.	7,823	1,110,006
Total		1,639,173

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments			Shares	Fair Value
Textiles, Apparel & Luxury Goods 0.42%
Cie Financiere Richemont SA Class A(d)			10,578	$1,696,246
Hermes International(d)			555	1,124,017
Moncler SpA(d)			24,808	1,713,525
Total				4,533,788

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			3,684	108,678
Total Common Stocks (cost $58,107,833)				60,320,564

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 70.47%

Aerospace/Defense 1.84%
Boeing Co. (The)	5.805%	5/1/2050	$1,869,000	1,884,055
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	1,052,000	1,025,700
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	1,828,000	1,836,226
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	1,724,000	1,762,790
Raytheon Technologies Corp.	4.125%	11/16/2028	1,625,000	1,603,252
Raytheon Technologies Corp.	5.15%	2/27/2033	1,790,000	1,863,890
Rolls-Royce plc (United Kingdom)†(b)	3.625%	10/14/2025	669,000	637,223
Spirit AeroSystems, Inc.	4.60%	6/15/2028	224,000	190,102
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	779,000	851,058
TransDigm, Inc.	4.625%	1/15/2029	2,531,000	2,252,691
TransDigm, Inc.	5.50%	11/15/2027	4,532,000	4,278,221
Triumph Group, Inc.†	9.00%	3/15/2028	1,855,000	1,859,266
Total				20,044,474

Agriculture 0.99%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,165,386
Cargill, Inc.†	4.875%	10/10/2025	1,378,000	1,390,050
Darling Ingredients, Inc.†	6.00%	6/15/2030	1,091,000	1,088,273
Imperial Brands Finance plc (United Kingdom)†(b)	6.125%	7/27/2027	1,436,000	1,474,794
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	1,573,000	1,737,920
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	1,707,000	1,521,367
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	1,518,000	1,201,647
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	1,306,000	1,184,438
Total				10,763,875

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Airlines 2.24%
Air Canada (Canada)†(b)	3.875%	8/15/2026	$1,815,000	$1,649,947
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029	1,598,410	1,554,001
American Airlines 2016-3 Class AA Pass Through Trust	3.00%	4/15/2030	629,716	558,113
American Airlines, Inc.†	7.25%	2/15/2028	838,000	815,764
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	5,939,929
Azul Investments LLP†	5.875%	10/26/2024	2,396,000	1,906,216
British Airways 2020-1 Class A Pass Through Trust A (United Kingdom)†(b)	4.25%	5/15/2034	512,116	479,849
British Airways Pass Through Trust 2019-1A (United Kingdom)†(b)	3.30%	6/15/2034	675,618	585,049
Delta Air Lines, Inc.†	7.00%	5/1/2025	1,703,000	1,747,144
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,723,000	1,664,156
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	2,367,596	2,250,684
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029	876,269	758,647
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,275,000	1,272,150
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029	2,094,585	2,091,060
United Airlines, Inc.†	4.625%	4/15/2029	1,197,000	1,084,268
Total				24,356,977

Apparel 0.15%
Levi Strauss & Co.†	3.50%	3/1/2031	1,907,000	1,627,806

Auto Manufacturers 1.42%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,355,000	1,157,529
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	10.50%	11/30/2025	1,000,000	985,358
BMW US Capital LLC†	4.15%	4/9/2030	1,500,000	1,467,693
Ford Motor Co.	3.25%	2/12/2032	4,013,000	3,159,702
Ford Motor Co.	6.10%	8/19/2032	2,144,000	2,080,669
Ford Motor Credit Co. LLC	2.90%	2/10/2029	1,452,000	1,203,992
Ford Motor Credit Co. LLC	4.00%	11/13/2030	2,916,000	2,481,828
Ford Motor Credit Co. LLC	7.35%	11/4/2027	1,096,000	1,131,631
Mercedes-Benz Finance North America LLC†	4.80%	3/30/2028	1,781,000	1,787,860
Total				15,456,262

Auto Parts & Equipment 0.04%
Adient Global Holdings Ltd.†	7.00%	4/15/2028	448,000	460,938

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 4.56%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	$1,400,000	$1,075,548
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 Yr. Treasury CMT + 4.55%)		10/26/2031	2,645,000	–	(f)(g)
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.742%		12/8/2032	2,525,000	2,648,743
Bank Leumi Le-Israel BM (Israel)†(b)	7.129% (5 Yr. Treasury CMT + 3.47%)	#	7/18/2033	1,109,000	1,079,057
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	1,129,000	1,083,249
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	1,201,000	1,040,488
Bank of Ireland Group plc (Ireland)†(b)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	1,666,000	1,657,697
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%)	#	10/1/2031	2,069,000	1,690,608
BankUnited, Inc.	4.875%		11/17/2025	1,178,000	1,056,880
BNP Paribas SA (France)†(b)	5.125% (1 Yr. Treasury CMT + 1.45%)	#	1/13/2029	2,294,000	2,300,522
CaixaBank SA (Spain)†(b)	6.208% (SOFR + 2.70%)	#	1/18/2029	2,796,000	2,815,667
Credit Suisse Group AG (Switzerland)†(b)	3.869% (3 Mo. LIBOR + 1.41%)	#	1/12/2029	3,800,000	3,392,650
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	1,084,000	1,024,322
Danske Bank A/S (Denmark)†(b)	6.466% (1 Yr. Treasury CMT + 2.10%)	#	1/9/2026	1,454,000	1,456,335
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029	2,168,000	2,154,594
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034	2,717,000	2,522,099
First Republic Bank	4.375%		8/1/2046	1,248,000	678,600
First Republic Bank	4.625%		2/13/2047	500,000	275,625
First-Citizens Bank & Trust Co.	6.125%		3/9/2028	2,543,000	2,479,184
Home BancShares, Inc.	3.125% (3 Mo. Term SOFR + 1.82%)	#	1/30/2032	1,058,000	889,834
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026	3,268,000	3,084,938
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	1,746,000	1,652,532
Lloyds Banking Group plc (United Kingdom)(b)	5.871% (1 Yr. Treasury CMT + 1.70%)	#	3/6/2029	1,102,000	1,111,934

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026		$1,379,000	$1,362,078
NatWest Group plc (United Kingdom)(b)	5.847% (1 Yr. Treasury CMT + 1.35%)	#	3/2/2027		490,000	491,712
NatWest Group PLC (United Kingdom)(b)	7.472% (1 Yr. Treasury CMT + 2.85%)	#	11/10/2026		2,111,000	2,183,611
Norinchukin Bank (The) (Japan)†(b)	5.43%		3/9/2028		885,000	907,356
Standard Chartered plc (United Kingdom)†(b)	7.767% (1 Yr. Treasury CMT + 3.45%)	#	11/16/2028		2,548,000	2,734,618
SVB Financial Group(h)	4.25% (5 Yr. Treasury CMT + 3.06%)		–	(i)	3,922,000	258,970
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		1,420,000	1,259,112
US Bancorp	3.00%		7/30/2029		1,090,000	949,865
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,481,203
Western Alliance Bancorp	3.00% (3 Mo.
	Term SOFR + 2.25%)	#	6/15/2031		1,159,000	801,437
Total						49,601,068

Beverages 0.52%
Bacardi Ltd.†	2.75%		7/15/2026		1,149,000	1,064,632
Bacardi Ltd.†	4.70%		5/15/2028		1,500,000	1,488,759
Becle SAB de CV (Mexico)†(b)	2.50%		10/14/2031		1,270,000	1,032,953
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		1,196,000	1,112,776
PepsiCo, Inc.	3.00%		10/15/2027		943,000	903,810
Total						5,602,930

Biotechnology 0.25%
Amgen, Inc.	5.25%		3/2/2030		907,000	927,980
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		2,603,000	1,739,284
Total						2,667,264

Building Materials 0.49%
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,153,000	1,005,750
Griffon Corp.	5.75%		3/1/2028		224,000	207,990
Lennox International, Inc.	1.70%		8/1/2027		885,000	780,137
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,190,000	1,118,832
Trane Technologies Financing Ltd. (Ireland)(b)	5.25%		3/3/2033		1,123,000	1,161,647
Vulcan Materials Co.	4.50%		6/15/2047		1,186,000	1,056,517
Total						5,330,873

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 2.09%
Albemarle Corp.	4.65%	6/1/2027	$1,332,000	$1,311,613
Ashland LLC†	3.375%	9/1/2031	1,306,000	1,069,601
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,569,340
Celanese US Holdings LLC	6.165%	7/15/2027	3,391,000	3,415,158
CF Industries, Inc.†	4.50%	12/1/2026	1,047,000	1,020,784
FMC Corp.	3.45%	10/1/2029	893,000	810,222
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,093,981
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	1,109,000	907,822
OCI NV (Netherlands)†(b)	6.70%	3/16/2033	1,111,000	1,109,464
OCP SA (Morocco)†(b)	3.75%	6/23/2031	2,847,000	2,339,807
Olin Corp.	5.00%	2/1/2030	1,347,000	1,264,335
Olin Corp.	5.125%	9/15/2027	1,304,000	1,251,849
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	2,328,000	2,078,252
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,211,662
SK Invictus Intermediate II Sarl (Luxembourg)†(b)	5.00%	10/30/2029	1,402,000	1,165,511
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	1,563,000	1,094,821
Total				22,714,222

Coal 0.35%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,212,000	1,056,657
Warrior Met Coal, Inc.†	7.875%	12/1/2028	2,683,000	2,700,789
Total				3,757,446

Commercial Services 1.58%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	607,000	395,333
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	2,280,000	1,724,953
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	672,000	646,464
AMN Healthcare, Inc.†	4.625%	10/1/2027	882,000	818,644
Ashtead Capital, Inc.†	5.50%	8/11/2032	1,155,000	1,136,877
Ashtead Capital, Inc.†	5.55%	5/30/2033	902,000	892,149
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	1,381,000	1,336,946
Block, Inc.	3.50%	6/1/2031	1,196,000	983,369
Brink’s Co. (The)†	4.625%	10/15/2027	314,000	296,259
Garda World Security Corp. (Canada)†(b)	4.625%	2/15/2027	224,000	201,346
Global Payments, Inc.	2.90%	5/15/2030	1,538,000	1,303,669
GXO Logistics, Inc.	2.65%	7/15/2031	770,000	599,565

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Herc Holdings, Inc.†	5.50%	7/15/2027	$448,000	$432,914
Hertz Corp. (The)†	5.50%	10/15/2024	987,000	44,415
Hertz Corp. (The)†	6.00%	1/15/2028	1,887,000	179,265
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	756,455
Johns Hopkins University	2.813%	1/1/2060	692,000	458,128
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975,000	1,612,900
NESCO Holdings II, Inc.†	5.50%	4/15/2029	672,000	608,627
Quanta Services, Inc.	2.90%	10/1/2030	344,000	296,942
United Rentals North America, Inc.	4.875%	1/15/2028	1,715,000	1,641,769
University of Miami	4.063%	4/1/2052	992,000	852,604
Total				17,219,593

Computers 0.64%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	6,407,000	5,597,322
Teledyne FLIR LLC	2.50%	8/1/2030	1,603,000	1,349,989
Total				6,947,311

Cosmetics/Personal Care 0.20%
Haleon U.S. Capital LLC	3.625%	3/24/2032	2,389,000	2,171,006

Distribution/Wholesale 0.53%
Ferguson Finance plc (United Kingdom)†(b)	3.25%	6/2/2030	2,229,000	1,937,325
H&E Equipment Services, Inc.†	3.875%	12/15/2028	2,211,000	1,940,153
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	753,000	776,403
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,140,556
Total				5,794,437

Diversified Financial Services 1.45%
AG Issuer LLC†	6.25%	3/1/2028	1,220,000	1,100,211
Ally Financial, Inc.	6.70%	2/14/2033	2,277,000	2,025,769
Ameriprise Financial, Inc.	5.15%	5/15/2033	1,342,000	1,339,344
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026	1,760,000	1,656,740
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%	9/15/2024	1,308,996	1,178,306
Intercontinental Exchange, Inc.	4.00%	9/15/2027	1,839,000	1,818,595
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	896,000	803,228
LPL Holdings, Inc.†	4.00%	3/15/2029	202,000	181,998
Navient Corp.	4.875%	3/15/2028	445,000	374,799
Navient Corp.	5.50%	3/15/2029	1,390,000	1,176,336
Navient Corp.	6.75%	6/15/2026	448,000	437,351

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$1,377,000	$1,145,258
Synchrony Financial	7.25%	2/2/2033	1,830,000	1,616,706
USAA Capital Corp.†	2.125%	5/1/2030	1,129,000	942,094
Total				15,796,735

Electric 5.13%
AES Corp. (The)	2.45%	1/15/2031	2,495,000	2,033,632
Atlantic City Electric Co.	4.00%	10/15/2028	1,149,000	1,116,904
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	1,217,000	1,152,788
Black Hills Corp.	4.35%	5/1/2033	1,166,000	1,072,473
Calpine Corp.†	3.75%	3/1/2031	1,352,000	1,141,661
Calpine Corp.†	4.50%	2/15/2028	1,198,000	1,112,725
Calpine Corp.†	4.625%	2/1/2029	3,814,000	3,298,304
Calpine Corp.†	5.125%	3/15/2028	1,328,000	1,217,657
Clearway Energy Operating LLC†	4.75%	3/15/2028	1,731,000	1,655,026
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	1,118,000	1,050,881
Constellation Energy Generation LLC	5.60%	6/15/2042	499,000	492,696
Constellation Energy Generation LLC	5.80%	3/1/2033	1,600,000	1,651,548
Constellation Energy Generation LLC	6.25%	10/1/2039	2,067,000	2,181,455
Duke Energy Corp.	4.30%	3/15/2028	1,839,000	1,804,842
EDP Finance BV (Netherlands)†(b)	6.30%	10/11/2027	1,544,000	1,602,902
El Paso Electric Co.	5.00%	12/1/2044	754,000	683,662
Electricite de France SA (France)†(b)	3.625%	10/13/2025	1,000,000	974,822
Electricite de France SA (France)†(b)	4.50%	9/21/2028	1,250,000	1,217,456
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	793,000	637,064
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	1,329,000	1,223,647
Entergy Arkansas LLC	4.95%	12/15/2044	661,000	616,951
FirstEnergy Corp.	4.15%	7/15/2027	2,518,000	2,401,379
FirstEnergy Transmission LLC†	2.866%	9/15/2028	1,356,000	1,224,996
Indianapolis Power & Light Co.†	5.65%	12/1/2032	969,000	1,018,985
ITC Holdings Corp.†	4.95%	9/22/2027	1,129,000	1,136,523
Louisville Gas & Electric Co.	4.375%	10/1/2045	259,000	219,947
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	1,254,000	1,108,019
Monongahela Power Co.†	3.55%	5/15/2027	1,188,000	1,128,586
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,267,000	2,113,643
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,774,000	1,695,820
NRG Energy, Inc.†	3.875%	2/15/2032	2,781,000	2,227,831
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	496,892	491,880
Ohio Edison Co.†	5.50%	1/15/2033	461,000	472,155
Pacific Gas & Electric Co.	6.15%	1/15/2033	1,543,000	1,585,513

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	6.70%	4/1/2053		$746,000	$768,294
Pacific Gas and Electric Co.	3.50%	8/1/2050		910,000	601,947
Pacific Gas and Electric Co.	4.95%	7/1/2050		683,736	564,581
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		1,173,000	1,074,959
PG&E Corp.	5.00%	7/1/2028		1,547,000	1,462,379
Pike Corp.†	5.50%	9/1/2028		1,283,000	1,123,985
Puget Energy, Inc.	4.10%	6/15/2030		1,000,000	924,650
Vistra Operations Co. LLC†	4.375%	5/1/2029		2,555,000	2,265,736
Vistra Operations Co. LLC†	5.125%	5/13/2025		2,220,000	2,166,066
Total					55,716,970

Electronics 0.54%
Amphenol Corp.	2.80%	2/15/2030		1,245,000	1,117,747
Arrow Electronics, Inc.	6.125%	3/1/2026		894,000	896,340
Honeywell International, Inc.(d)	4.125%	11/2/2034	EUR	1,284,000	1,415,095
Imola Merger Corp.†	4.75%	5/15/2029		$886,000	793,608
Trimble, Inc.	6.10%	3/15/2033		1,598,000	1,615,008
Total					5,837,798

Energy-Alternate Sources 0.44%
TerraForm Power Operating LLC†	4.75%	1/15/2030		1,484,000	1,333,026
TerraForm Power Operating LLC†	5.00%	1/31/2028		1,000,000	951,253
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,588,944	2,460,714
Total					4,744,993

Engineering & Construction 0.52%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061		2,690,000	2,094,856
Fluor Corp.	4.25%	9/15/2028		2,391,000	2,190,692
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		1,407,000	1,410,082
Total					5,695,630

Entertainment 2.05%
Caesars Entertainment, Inc.†	4.625%	10/15/2029		1,956,000	1,712,546
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,577,525
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,675,134
Churchill Downs, Inc.†	5.50%	4/1/2027		2,671,000	2,617,580
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		2,128,000	1,909,880
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026		1,360,000	1,291,525
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		1,984,000	1,727,030

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Entertainment (continued)
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		$2,032,000	$1,861,261
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,546,225
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,044,000	1,847,224
Warnermedia Holdings, Inc.†	4.279%	3/15/2032		1,249,000	1,116,005
Warnermedia Holdings, Inc.†	5.141%	3/15/2052		626,000	507,903
WMG Acquisition Corp.†	3.00%	2/15/2031		1,417,000	1,185,986
WMG Acquisition Corp.†	3.75%	12/1/2029		1,919,000	1,702,095
Total					22,277,919

Environmental Control 0.34%
Madison IAQ LLC†	4.125%	6/30/2028		1,677,000	1,452,475
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,061,228
Republic Services, Inc.	2.375%	3/15/2033		1,433,000	1,184,108
Total					3,697,811

Equity Real Estate 0.13%
Hunt Cos., Inc.†	5.25%	4/15/2029		1,866,000	1,460,718

Food 1.76%
Bellis Acquisition Co. PLC(d)	3.25%	2/16/2026	GBP	1,350,000	1,369,012
Campbell Soup Co.	2.375%	4/24/2030		$1,676,000	1,439,864
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		583,000	531,921
General Mills, Inc.	4.95%	3/29/2033		1,342,000	1,363,523
Kraft Heinz Foods Co.	4.375%	6/1/2046		4,002,000	3,490,085
Kraft Heinz Foods Co.	4.875%	10/1/2049		939,000	873,465
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,138,520
McCormick & Co., Inc.	2.50%	4/15/2030		1,266,000	1,081,382
Performance Food Group, Inc.†	4.25%	8/1/2029		672,000	604,166
Post Holdings, Inc.†	4.50%	9/15/2031		1,666,000	1,467,746
Post Holdings, Inc.†	4.625%	4/15/2030		2,303,000	2,066,136
Post Holdings, Inc.†	5.50%	12/15/2029		672,000	634,011
Smithfield Foods, Inc.†	5.20%	4/1/2029		2,021,000	1,889,358
U.S. Foods, Inc.†	4.75%	2/15/2029		1,241,000	1,147,882
Total					19,097,071

Gas 0.22%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368,000	1,297,895
Southwest Gas Corp.	4.05%	3/15/2032		1,247,000	1,148,048
Total					2,445,943

Hand/Machine Tools 0.21%
Regal Rexnord Corp.†	6.40%	4/15/2033		2,245,000	2,249,061

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.64%
Alcon Finance Corp.†	2.60%	5/27/2030	$1,552,000	$1,338,159
Boston Scientific Corp.	6.75%	11/15/2035	701,000	793,808
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411,000	1,405,587
GE HealthCare Technologies, Inc.†	6.377%	11/22/2052	699,000	782,448
Medline Borrower LP†	3.875%	4/1/2029	1,682,000	1,461,086
Medline Borrower LP†	5.25%	10/1/2029	1,293,000	1,123,058
Total				6,904,146

Health Care-Services 3.37%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	1,365,000	1,201,211
Centene Corp.	2.50%	3/1/2031	1,513,000	1,226,589
Centene Corp.	3.00%	10/15/2030	1,327,000	1,118,636
Centene Corp.	3.375%	2/15/2030	2,631,000	2,297,768
Centene Corp.	4.625%	12/15/2029	1,807,000	1,700,640
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,158,809
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	4,046,000	2,991,208
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700,000	652,751
DaVita, Inc.†	4.625%	6/1/2030	1,153,000	985,238
Elevance Health, Inc.	2.25%	5/15/2030	1,299,000	1,116,073
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,187,000	975,002
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,101,831
HCA, Inc.	7.69%	6/15/2025	640,000	662,389
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478,000	1,284,446
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	1,864,000	1,584,596
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,553,000	1,356,417
Molina Healthcare, Inc.†	3.875%	5/15/2032	2,065,000	1,737,287
Montefiore Obligated Group	5.246%	11/1/2048	1,553,000	1,138,179
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566,000	1,242,738
Roche Holdings, Inc.†	2.314%	3/10/2027	1,268,000	1,181,259
Seattle Children’s Hospital	2.719%	10/1/2050	1,672,000	1,126,548
Select Medical Corp.†	6.25%	8/15/2026	448,000	435,010
Tenet Healthcare Corp.	4.375%	1/15/2030	1,319,000	1,184,990
Tenet Healthcare Corp.	4.875%	1/1/2026	1,154,000	1,132,599
Tenet Healthcare Corp.	6.125%	10/1/2028	2,221,000	2,130,705
Tenet Healthcare Corp.†	6.125%	6/15/2030	1,770,000	1,747,698
UnitedHealth Group, Inc.	4.20%	5/15/2032	1,130,000	1,108,266
Total				36,578,883

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Home Builders 0.30%
NVR, Inc.	3.00%		5/15/2030		$1,297,000	$1,141,846
PulteGroup, Inc.	6.375%		5/15/2033		1,215,000	1,270,085
Toll Brothers Finance Corp.	4.35%		2/15/2028		874,000	825,391
Total						3,237,322

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%		3/15/2029		828,000	802,530

Household Products/Wares 0.11%
SC Johnson & Son, Inc.†	4.75%		10/15/2046		1,300,000	1,225,871

Insurance 1.63%
AIA Group Ltd. (Hong Kong)†(b)	3.20%		9/16/2040		1,940,000	1,452,130
AIA Group Ltd. (Hong Kong)†(b)	3.375%		4/7/2030		1,304,000	1,200,087
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		2,668,000	2,640,733
Arch Capital Finance LLC	4.011%		12/15/2026		1,183,000	1,153,529
Assurant, Inc.	2.65%		1/15/2032		1,291,000	976,959
Assurant, Inc.	3.70%		2/22/2030		1,191,000	1,037,963
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%		4/1/2045		1,595,000	1,389,921
Brown & Brown, Inc.	2.375%		3/15/2031		2,120,000	1,696,243
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051		1,000,000	804,093
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047		1,456,000	1,167,135
PartnerRe Finance B LLC	3.70%		7/2/2029		1,806,000	1,688,647
Selective Insurance Group, Inc.	5.375%		3/1/2049		721,000	673,602
Transatlantic Holdings, Inc.	8.00%		11/30/2039		934,000	1,195,206
W R Berkley Corp.	3.15%		9/30/2061		1,036,000	662,187
Total						17,738,435

Internet 1.79%
Alibaba Group Holding Ltd. (China)(b)	2.125%		2/9/2031		2,100,000	1,738,908
Amazon.com, Inc.	3.15%		8/22/2027		2,880,000	2,775,941
Gen Digital, Inc.†	6.75%		9/30/2027		1,126,000	1,133,038
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		1,235,000	1,202,952
Meta Platforms, Inc.	4.45%		8/15/2052		1,124,000	990,115
Netflix, Inc.(d)	3.625%		5/15/2027	EUR	2,500,000	2,691,334
Netflix, Inc.	4.875%		4/15/2028		$3,733,000	3,717,695
Tencent Holdings Ltd. (China)†(b)	3.595%		1/19/2028		3,150,000	2,976,179
Tencent Holdings Ltd. (China)†(b)	3.925%		1/19/2038		1,239,000	1,033,271
VeriSign, Inc.	2.70%		6/15/2031		1,384,000	1,174,367
Total						19,433,800

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.87%
ArcelorMittal SA (Luxembourg)(b)	6.55%	11/29/2027	$2,065,000	$2,149,748
ArcelorMittal SA (Luxembourg)(b)	6.80%	11/29/2032	455,000	477,672
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	1,124,000	1,073,654
Commercial Metals Co.	4.375%	3/15/2032	633,000	545,494
Mineral Resources Ltd. (Australia)†(b)	8.50%	5/1/2030	1,798,000	1,847,085
Steel Dynamics, Inc.	3.45%	4/15/2030	1,212,000	1,103,280
United States Steel Corp.	6.875%	3/1/2029	1,102,000	1,103,091
Vale Overseas Ltd. (Brazil)(b)	3.75%	7/8/2030	1,309,000	1,174,194
Total				9,474,218

Leisure Time 1.32%
Carnival Corp.†	4.00%	8/1/2028	2,072,000	1,785,805
Carnival Corp.†	9.875%	8/1/2027	2,073,000	2,137,305
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	1,174,000	1,264,040
Life Time, Inc.†	5.75%	1/15/2026	895,000	870,388
NCL Corp. Ltd.†	5.875%	2/15/2027	1,378,000	1,286,563
NCL Corp. Ltd.†	8.375%	2/1/2028	621,000	623,687
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	2,000,000	1,873,410
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	2,068,000	2,082,786
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	2,250,000	2,392,796
Total				14,316,780

Lodging 2.02%
Boyd Gaming Corp.	4.75%	12/1/2027	1,201,000	1,152,960
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,306,000	1,175,649
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,136,115
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,480,000	3,336,676
Las Vegas Sands Corp.	3.50%	8/18/2026	1,835,000	1,714,353
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,096,750
MGM China Holdings Ltd. (Macau)†(b)	5.875%	5/15/2026	600,000	565,434
Sands China Ltd. (Macau)(b)	3.35%	3/8/2029	2,326,000	1,934,031
Sands China Ltd. (Macau)(b)	4.875%	6/18/2030	2,240,000	1,986,612
Sands China Ltd. (Macau)(b)	5.90%	8/8/2028	1,442,000	1,370,075
Travel + Leisure Co.	6.00%	4/1/2027	1,439,000	1,428,927
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	2,424,000	2,293,540
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	2,000,000	1,964,860
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	943,000	823,805
Total				21,979,787

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.52%
Chart Industries, Inc.†	7.50%	1/1/2030	$1,063,000	$1,099,642
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031	1,086,000	882,090
Otis Worldwide Corp.	2.565%	2/15/2030	1,342,000	1,177,555
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	1,240,000	1,172,302
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,421,000	1,332,110
Total				5,663,699

Media 1.84%
Cable One, Inc.†	4.00%	11/15/2030	1,514,000	1,234,108
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,612,806
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	2,483,000	2,282,696
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,484,000	1,418,556
DISH Network Corp.†	11.75%	11/15/2027	2,371,000	2,302,371
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	930,809
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027	708,000	669,347
News Corp.†	3.875%	5/15/2029	1,559,000	1,387,042
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,139,891
Univision Communications, Inc.†	4.50%	5/1/2029	2,508,000	2,109,642
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031	2,867,000	2,482,722
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	2,961,000	2,418,767
Total				19,988,757

Metal Fabricate-Hardware 0.23%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,502,754

Mining 1.48%
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030	1,100,000	1,107,719
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	4,005,000	3,518,453
FMG Resources August Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	1,346,000	1,297,403
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,748,464
Glencore Funding LLC†	2.50%	9/1/2030	1,404,000	1,176,903
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,207,379
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,256,780
Mirabela Nickel Ltd.	1.00%	9/10/2044	15,172	–	(g)
Newmont Corp.	2.25%	10/1/2030	1,318,000	1,107,835
Novelis Corp.†	4.75%	1/30/2030	2,071,000	1,905,320
Teck Resources Ltd. (Canada)(b)	3.90%	7/15/2030	1,913,000	1,758,974
Total				16,085,230

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.22%
Eaton Corp.	4.15%	3/15/2033	$1,342,000	$1,298,943
Hillenbrand, Inc.	3.75%	3/1/2031	1,275,000	1,066,550
Total				2,365,493

Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	3.569%	12/1/2031	1,287,000	1,108,146

Oil & Gas 10.23%
Antero Resources Corp.†	5.375%	3/1/2030	4,893,000	4,557,218
Apache Corp.	4.25%	1/15/2030	2,793,000	2,551,308
Apache Corp.	4.75%	4/15/2043	1,641,000	1,234,355
Apache Corp.	5.10%	9/1/2040	3,080,000	2,614,997
California Resources Corp.†	7.125%	2/1/2026	2,160,000	2,188,609
Callon Petroleum Co.	6.375%	7/1/2026	2,011,000	1,912,914
Callon Petroleum Co.†	8.00%	8/1/2028	1,951,000	1,934,612
Cenovus Energy, Inc. (Canada)(b)	2.65%	1/15/2032	1,364,000	1,126,736
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	3,346,000	3,117,401
Chesapeake Energy Corp.†	6.75%	4/15/2029	2,643,000	2,626,415
CITGO Petroleum Corp.†	7.00%	6/15/2025	1,160,000	1,145,587
CNX Resources Corp.†	7.25%	3/14/2027	1,068,000	1,063,825
Comstock Resources, Inc.†	6.75%	3/1/2029	1,713,000	1,569,005
Continental Resources, Inc.	4.375%	1/15/2028	4,075,000	3,843,918
Continental Resources, Inc.†	5.75%	1/15/2031	972,000	934,694
Crescent Energy Finance LLC†	7.25%	5/1/2026	1,716,000	1,614,619
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,840,000	1,716,352
Diamondback Energy, Inc.	3.50%	12/1/2029	2,292,000	2,097,003
Diamondback Energy, Inc.	4.25%	3/15/2052	824,000	647,853
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,734,000	1,518,889
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,818,000	2,799,655
Helmerich & Payne, Inc.	2.90%	9/29/2031	1,462,000	1,214,613
Hess Corp.	5.60%	2/15/2041	1,617,000	1,561,099
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	1,748,709
Matador Resources Co.	5.875%	9/15/2026	1,088,000	1,074,813
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	1,482,089	1,166,033
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	2,312,000	2,229,716
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	2,420,000	2,470,829
Murphy Oil Corp.	5.875%	12/1/2027	2,000,000	1,950,417
Murphy Oil Corp.	6.375%	7/15/2028	1,241,000	1,223,959
Nabors Industries, Inc.†	7.375%	5/15/2027	1,307,000	1,281,252

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	6.125%	1/1/2031	$2,933,000	$3,045,965
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	882,269
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,118,342
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	1,782,000	1,699,894
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	1,945,897
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,239,245
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,440,276
PDC Energy, Inc.	5.75%	5/15/2026	2,868,000	2,795,798
Permian Resources Operating LLC†	5.375%	1/15/2026	1,659,000	1,574,287
Permian Resources Operating LLC†	6.875%	4/1/2027	1,204,000	1,179,355
Petroleos Mexicanos (Mexico)(b)	5.35%	2/12/2028	1,589,000	1,347,015
Petroleos Mexicanos (Mexico)(b)	5.95%	1/28/2031	1,633,000	1,250,963
Petroleos Mexicanos (Mexico)†(b)	10.00%	2/7/2033	839,000	804,848
Phillips 66	4.95%	12/1/2027	1,119,000	1,124,510
Pioneer Natural Resources Co.	2.15%	1/15/2031	1,344,000	1,104,614
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	1,295,000	1,176,378
QatarEnergy (Qatar)†(b)	3.30%	7/12/2051	1,987,000	1,485,581
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,412,636
Range Resources Corp.	8.25%	1/15/2029	2,791,000	2,944,365
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,194,000	1,059,400
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	1,092,000	941,189
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	577,000	666,867
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,219,611
SM Energy Co.	6.75%	9/15/2026	1,112,000	1,091,517
Southwestern Energy Co.	5.375%	2/1/2029	2,333,000	2,201,547
Southwestern Energy Co.	5.375%	3/15/2030	1,746,000	1,643,545
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,692,050
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	921,000	738,090
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	912,629
Viper Energy Partners LP†	5.375%	11/1/2027	1,751,000	1,685,549
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,604,150
Vital Energy, Inc.	10.125%	1/15/2028	3,500,000	3,364,165
Total				111,129,952

Oil & Gas Services 0.60%
Oceaneering International, Inc.	4.65%	11/15/2024	1,301,000	1,274,980
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,847,754
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	1,271,000	1,215,782

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services (continued)
Weatherford International Ltd.†	8.625%		4/30/2030	$2,101,000	$2,151,340
Total					6,489,856

Packaging & Containers 0.55%
Ball Corp.	2.875%		8/15/2030	2,897,000	2,416,098
Ball Corp.	6.875%		3/15/2028	1,541,000	1,596,507
LABL, Inc.†	6.75%		7/15/2026	448,000	432,453
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	448,000	448,405
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,064,715
Total					5,958,178

Pharmaceuticals 0.47%
AbbVie, Inc.	3.20%		11/21/2029	1,000,000	928,406
BellRing Brands, Inc.†	7.00%		3/15/2030	874,000	886,123
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	1,285,000	1,175,788
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)(j)	5.125%		5/9/2029	1,065,000	965,749
Zoetis, Inc.	2.00%		5/15/2030	1,387,000	1,168,229
Total					5,124,295

Pipelines 2.45%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047	827,000	773,551
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033	1,646,000	1,168,660
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	1,224,171	1,118,176
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	1,532,000	1,320,461
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,116,572
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,111,252
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	2,373,000	2,135,748
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,160,407
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	2,117,000	1,674,185
Greensaif Pipelines Bidco Sarl (Luxembourg)†(b)	6.129%		2/23/2038	1,131,000	1,164,588
Hess Midstream Operations LP†	5.125%		6/15/2028	918,000	872,433
Kinder Morgan, Inc.	5.20%		6/1/2033	1,059,000	1,052,917
Magellan Midstream Partners LP	3.95%		3/1/2050	467,000	353,840
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,299,905
NGPL PipeCo LLC†	4.875%		8/15/2027	852,000	826,737
Oleoducto Central SA (Colombia)(b)	4.00%		7/14/2027	1,056,000	912,953

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Pipelines (continued)
ONEOK, Inc.	4.45%	9/1/2049		$392,000	$304,975
Sabal Trail Transmission LLC†	4.246%	5/1/2028		1,125,000	1,091,838
Sabine Pass Liquefaction LLC	4.50%	5/15/2030		1,141,000	1,101,160
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		1,293,000	1,137,310
Western Midstream Operating LP	4.30%	2/1/2030		3,702,000	3,373,448
Williams Cos., Inc. (The)	5.65%	3/15/2033		1,485,000	1,534,520
Total					26,605,636

REITS 1.63%
Crown Castle, Inc.	2.50%	7/15/2031		2,750,000	2,312,776
GLP Capital LP / GLP Financing II, Inc.	4.00%	1/15/2030		1,272,000	1,129,511
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,097,432
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		1,000,000	976,715
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,095,000	1,026,111
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,079,000	936,440
Prologis LP	4.375%	2/1/2029		1,106,000	1,081,942
Rayonier LP	2.75%	5/17/2031		2,532,000	2,092,422
SBA Communications Corp.	3.875%	2/15/2027		2,607,000	2,463,441
Service Properties Trust	7.50%	9/15/2025		672,000	663,746
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		1,328,000	1,285,636
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,686,320
Total					17,752,492

Retail 1.92%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.00%	10/15/2030		1,294,000	1,110,770
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.375%	1/15/2028		448,000	414,024
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		1,710,000	1,532,775
Bath & Body Works, Inc.	5.25%	2/1/2028		1,060,000	1,013,848
Bath & Body Works, Inc.†	6.625%	10/1/2030		876,000	854,783
Dollar Tree, Inc.	3.375%	12/1/2051		1,720,000	1,215,917
Gap, Inc. (The)†	3.875%	10/1/2031		1,579,000	1,097,042
Genuine Parts Co.	2.75%	2/1/2032		1,448,000	1,203,989
Murphy Oil USA, Inc.†	3.75%	2/15/2031		1,934,000	1,631,377
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,368,300
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		681,000	639,983
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		985,000	925,555
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		897,000	881,464
SRS Distribution, Inc.†	4.625%	7/1/2028		1,478,000	1,314,637
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	1,006,000	1,149,120
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	1,860,000	2,148,065

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail (continued)
Tiffany & Co.	4.90%	10/1/2044	$1,816,000	$1,691,220
White Cap Buyer LLC†	6.875%	10/15/2028	720,000	625,218
Total				20,818,087

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011	1,250,000	–	(f)(g)

Semiconductors 0.89%
Entegris Escrow Corp.†	4.75%	4/15/2029	1,215,000	1,149,770
KLA Corp.	4.10%	3/15/2029	1,114,000	1,097,572
KLA Corp.	4.65%	7/15/2032	166,000	167,682
Lam Research Corp.	4.875%	3/15/2049	636,000	630,586
ON Semiconductor Corp.†	3.875%	9/1/2028	3,036,000	2,736,246
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	998,905
Skyworks Solutions, Inc.	3.00%	6/1/2031	569,000	473,812
TSMC Arizona Corp.	3.25%	10/25/2051	3,072,000	2,392,106
Total				9,646,679

Shipbuilding 0.19%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	2,251,000	2,108,964

Software 1.54%
Autodesk, Inc.	3.50%	6/15/2027	550,000	526,430
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029	1,610,000	1,425,685
Intuit, Inc.	1.65%	7/15/2030	1,337,000	1,114,358
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,215,837
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	3,071,277
MSCI, Inc.†	4.00%	11/15/2029	2,299,000	2,100,136
PTC, Inc.†	4.00%	2/15/2028	1,211,000	1,132,789
ROBLOX Corp.†	3.875%	5/1/2030	3,295,000	2,828,675
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	1,081,586
ServiceNow, Inc.	1.40%	9/1/2030	1,547,000	1,246,936
Workday, Inc.	3.80%	4/1/2032	1,079,000	990,233
Total				16,733,942

Telecommunications 2.34%
Altice France SA (France)†(b)	5.50%	10/15/2029	1,383,000	1,058,764
Connect Finco Sarl/Connect U.S. Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	1,264,000	1,189,298
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,185,820
Frontier Communications Holdings LLC†	8.75%	5/15/2030	1,156,000	1,152,630
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,055,155

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
NTT Finance Corp. (Japan)†(b)	4.372%	7/27/2027	$1,148,000	$1,138,410
Sprint Capital Corp.	6.875%	11/15/2028	5,646,000	6,072,273
T-Mobile USA, Inc.	3.375%	4/15/2029	4,433,000	4,045,500
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099,000	1,032,073
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	3,935,000	3,352,620
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031	2,413,000	2,071,331
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%	7/14/2051	1,765,000	1,082,635
Total				25,436,509

Transportation 0.39%
Central Japan Railway Co. (Japan)(b)	2.20%	10/2/2024	1,137,000	1,087,836
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524,000	1,362,596
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035	1,226,707	1,036,032
Union Pacific Corp.	3.00%	4/15/2027	741,000	707,698
Total				4,194,162

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	1,006,000	919,041
Total Corporate Bonds (cost $813,641,123)				765,860,775

FLOATING RATE LOANS(k) 1.54%

Aerospace/Defense 0.16%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	11.325% (3 Mo. LIBOR + 6.50%)	3/6/2024	656,228	631,895
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%	3/6/2025	1,346,547	1,149,614
Total				1,781,509

Automotive 0.10%
DexKo Global Inc. 2021 USD Term Loan B	8.909% (3 Mo. LIBOR + 3.75%)	10/4/2028	1,154,650	1,084,650

Beverages 0.10%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	9.011% (3 Mo. Term SOFR + 4.25%)	7/12/2029	1,089,576	1,076,409

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date		Principal Amount	Fair Value
Diversified Capital Goods 0.11%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	6.448% (3 Mo. EURIBOR + 3.75%)	3/16/2029	EUR	1,162,111	$1,201,736

Electric: Generation 0.29%
Astoria Energy LLC 2020 Term Loan B	8.10% (1 Mo. LIBOR + 3.25%)	12/10/2027		$1,802,543	1,792,178
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (3 Mo. LIBOR + 3.50%)	10/1/2027		1,218,701	1,190,062
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.659% (3 Mo. LIBOR + 1.50%)	7/28/2028		129,376	48,516
Frontera Generation Holdings LLC 2021 Term Loan	18.159% (3 Mo. LIBOR + 13.00%)	7/28/2026		133,293	133,960
Total					3,164,716

Electric: Integrated 0.16%
Generation Bridge Acquisition, LLC Term Loan B	10.159% (3 Mo. LIBOR + 5.00%)	12/1/2028		636,639	636,505
Generation Bridge Acquisition, LLC Term Loan C	10.159% (3 Mo. LIBOR + 5.00%)	12/1/2028		14,476	14,473
Helix Gen Funding, LLC Term Loan B	8.59% (1 Mo. LIBOR + 3.75%)	6/3/2024		1,072,476	1,064,953
Total					1,715,931

Entertainment 0.05%
Vue International Bidco p.l.c. 2022 EUR Term Loan(d)	11.086% (6 Mo. EURIBOR + 8.00%)	6/30/2027	EUR	113,307	105,064
Vue International Bidco p.l.c. 2023 EUR PIK Term Loan PIK 6.00%(d)	4.346% (3 Mo. EURIBOR + 2.00%)	12/31/2027	EUR	638,063	395,293
Total					500,357

Gas Distribution 0.08%
Freeport LNG Investments, LLLP Term Loan B	8.308% (3 Mo. LIBOR + 3.50%)	12/21/2028		$877,790	852,395

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.10%
Bausch & Lomb, Inc. Term Loan (Canada)(b)	8.457% (3 Mo. Term SOFR + 3.25%)		5/10/2027	$1,133,654	$1,103,737

Information Technology 0.10%
Cloud Software Group, Inc. 2022 USD Term Loan	9.498% (3 Mo. Term SOFR + 4.50%)		3/30/2029	1,183,737	1,080,160

Manufacturing 0.20%
Frontier Communications Corp. 2021 1st Lien Term Loan	8.625% (1 Mo. LIBOR + 3.75%)		5/1/2028	1,110,212	1,057,477
Madison IAQ LLC Term Loan	8.302% (6 Mo. LIBOR + 3.25%)		6/21/2028	1,121,321	1,069,880
Total					2,127,357

Metal Fabricate/Hardware 0.09%
Tank Holding Corp. 2022 Term Loan	10.657% (1 Mo. Term SOFR + 5.75%)		3/31/2028	1,042,820	1,005,017

Personal & Household Products 0.00%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(l)	7/31/2028	1,339	1,269
FGI Operating Company, LLC Exit Term Loan(h)	–	(l)	5/16/2023	80,004	10,041	(m)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	8.144% (3 Mo. LIBOR + 3.50%)		6/30/2025	16	9
Total					11,319
Total Floating Rate Loans (cost $17,201,908)					16,705,293

FOREIGN GOVERNMENT OBLIGATIONS 1.80%

Argentina 0.15%
Argentine Republic Government International Bond(b)	0.50%	(n)	7/9/2030	5,764,869	1,684,376

Bermuda 0.20%
Bermuda Government International Bond†	2.375%		8/20/2030	1,296,000	1,111,796
Bermuda Government International Bond†	3.375%		8/20/2050	1,444,000	1,033,962
Total					2,145,758

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Costa Rica 0.24%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045	$2,596,000	$2,571,479

Dominican Republic 0.30%
Dominican Republic International Bond†(b)	6.00%		2/22/2033	3,570,000	3,280,889

Ecuador 0.09%
Ecuador Government International Bond†(b)	5.50%	(n)	7/31/2030	2,010,031	944,396

Hong Kong 0.08%
Airport Authority†(b)	4.875%		1/12/2033	884,000	912,569

Philippines 0.09%
Philippine Government International Bond(b)	5.00%		7/17/2033	927,000	943,190

Serbia 0.11%
Serbia International Bond†(b)	6.25%		5/26/2028	1,146,000	1,160,119

South Africa 0.22%
Republic of South Africa(b)	4.30%		10/12/2028	2,688,000	2,417,654

Sri Lanka 0.08%
Sri Lanka Government International Bond†(b)(h)	5.875%		7/25/2022	2,340,000	917,481

Turkey 0.24%
Turkey Government International Bond(b)	5.125%		2/17/2028	2,981,000	2,613,800
Total Foreign Government Obligations (cost $22,059,303)					19,591,711

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.48%
Fannie Mae or Freddie Mac(o)	2.00%		TBA	4,580,000	3,790,361
Fannie Mae or Freddie Mac(o)	4.00%		TBA	2,908,000	2,782,831
Fannie Mae or Freddie Mac(o)	4.50%		TBA	3,697,000	3,623,462
Fannie Mae or Freddie Mac(o)	5.00%		TBA	1,361,000	1,369,954
Fannie Mae or Freddie Mac(o)	5.50%		TBA	14,138,000	14,302,332
Fannie Mae or Freddie Mac(o)	6.00%		TBA	9,409,000	9,598,630
Fannie Mae or Freddie Mac(o)	6.50%		TBA	7,063,000	7,276,545
Fannie Mae Pool	2.00%		6/1/2051 - 11/1/2051	3,344,115	2,777,036
Fannie Mae Pool	2.50%		6/1/2051 - 12/1/2051	9,014,713	7,880,707
Fannie Mae Pool	3.00%		1/1/2051	619,766	564,572
Fannie Mae Pool	3.50%		9/1/2051 - 4/1/2052	2,651,385	2,493,716
Fannie Mae Pool	4.00%		5/1/2052	4,374,458	4,256,770
Fannie Mae Pool	5.00%		7/1/2052	3,149,791	3,201,028

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.50%	7/1/2051	$487,391	$424,351
Federal Home Loan Mortgage Corp.	3.50%	8/1/2045	1,971,388	1,862,993
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052	2,303,393	2,336,164
Ginnie Mae(o)	3.00%	TBA	7,324,000	6,676,239
Ginnie Mae(o)	3.50%	TBA	3,025,000	2,837,946
Ginnie Mae(o)	4.00%	TBA	5,624,000	5,416,057
Ginnie Mae(o)	4.50%	TBA	5,807,000	5,720,823
Ginnie Mae(o)	5.00%	TBA	20,514,000	20,524,290
Ginnie Mae(o)	5.50%	TBA	8,992,000	9,088,568
Ginnie Mae(o)	6.00%	TBA	11,801,000	12,014,042
Ginnie Mae(o)	6.50%	TBA	4,735,000	4,868,747
Total Government Sponsored Enterprises Pass-Throughs (cost $136,015,311)				135,688,164

MUNICIPAL BONDS 1.33%

Education 0.26%
California State University	3.899%	11/1/2047	1,655,000	1,431,496
Ohio University	5.59%	12/1/2114	500,000	481,037
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	1,070,000	935,960
Total				2,848,493

Government 0.40%
Foothill-Eastern Transportation Corridor Agency CA	4.094%	1/15/2049	1,292,000	1,139,128
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	1,075,000	952,406
State of Illinois GO	5.10%	6/1/2033	2,235,000	2,231,990
Total				4,323,524

Miscellaneous 0.23%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042	1,210,000	1,400,480
New York City Industrial Development Agency NY†	11.00%	3/1/2029	935,000	1,111,100
Total				2,511,580

Tax Revenue 0.13%
County of Miami-Dade FL	2.786%	10/1/2037	660,000	511,082
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%	7/1/2045	1,415,000	904,038	(e)
Total				1,415,120

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.31%
County of Miami-Dade Aviation Revenue FL	4.28%		10/1/2041	$950,000	$863,981
Metropolitan Transportation Authority NY	5.175%		11/15/2049	1,000,000	912,251
Metropolitan Transportation Authority NY	6.668%		11/15/2039	525,000	566,954
Port of Seattle WA	3.755%		5/1/2036	1,105,000	1,012,834
Total					3,356,020
Total Municipal Bonds (cost $17,025,203)					14,454,737

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.22%
BBCMS Mortgage Trust 2019-BWAY A†	5.898% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	1,750,000	1,624,724
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%#(p)		8/15/2052	2,892,000	2,562,738	(e)
BHMS 2018-ATLS A†	5.934% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,290,000	3,169,282
BX 2021-MFM1 B†	5.892% (1 Mo. Term SOFR + 1.06%)	#	1/15/2034	361,698	348,044
BX 2021-MFM1 C†	6.142% (1 Mo. Term SOFR + 1.31%)	#	1/15/2034	226,061	215,970
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829,000	677,700
BX Commercial Mortgage Trust 2021-VOLT A†	5.384% (1 Mo. LIBOR + .70%)	#	9/15/2036	2,630,000	2,532,412
BX Trust 2022-PSB A†	7.278% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	603,023	600,766
CF Trust 2019-BOSS A1†	7.934% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	1,340,000	1,252,049
CIM Trust 2020-J1 A2†	2.50%	#(p)	7/25/2050	472,098	390,192
CIM Trust 2021-J1 A1†	2.50%	#(p)	3/25/2051	472,180	386,144
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.748%	#(p)	2/10/2049	480,000	389,445
Citigroup Mortgage Loan Trust 2022-INV1 A3B†	3.00%	#(p)	11/27/2051	3,198,877	2,716,334
Citigroup Mortgage Loan Trust, Inc. 2021-INV2 A3A†	2.50%	#(p)	5/25/2051	2,227,824	1,813,572
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(p)	9/10/2047	1,161,000	1,119,462
Connecticut Avenue Securities Trust 2019-R05 1B1†	8.945% (1 Mo. LIBOR + 4.10%)	#	7/25/2039	1,030,611	1,042,485
Connecticut Avenue Securities Trust 2022-R01 1B2†	10.56% (1 Mo. SOFR + 6.00%)	#	12/25/2041	1,100,000	993,215

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R02 2M1†	5.76% (1 Mo. SOFR + 1.20%)	#	1/25/2042	$913,586	$906,475
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.11% (1 Mo. SOFR + 2.55%)	#	7/25/2042	1,146,511	1,154,549
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.968% (1 Mo. SOFR + 2.40%)	#	12/25/2042	2,668,977	2,676,708
CSMC 2021-BPNY A†	8.399% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	2,420,000	2,315,984
CSMC 2021-BRIT A†	8.401% (1 Mo. Term SOFR + 3.57%)	#	5/15/2023	3,950,262	3,714,205
DCP Rights LLC A	7.55%		1/15/2024	3,850,000	3,858,092
Flagstar Mortgage Trust 2021-8INV A3†	2.50%	#(p)	9/25/2051	560,830	456,547
Freddie Mac Stacr Remic Trust 2020-DNA1 B1†	7.145% (1 Mo. LIBOR + 2.30%)	#	1/25/2050	546,756	529,343
Freddie Mac STACR Remic Trust 2020-DNA2 B1†	7.345% (1 Mo. LIBOR + 2.50%)	#	2/25/2050	692,000	659,372
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.41% (1 Mo. SOFR + .85%)	#	9/25/2041	709,654	685,153
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B†	6.96% (1 Mo. SOFR + 2.40%)	#	2/25/2042	800,000	778,155
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B†	9.06% (1 Mo. SOFR + 4.50%)	#	6/25/2042	587,000	609,904
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.86% (1 Mo. SOFR + 2.30%)	#	8/25/2042	1,657,541	1,662,716
Freddie Mac STACR REMIC Trust 2022-HQA3 M1B†	8.11% (1 Mo. SOFR + 3.55%)	#	8/25/2042	1,350,000	1,322,602
Freddie Mac STACR Trust 2019-DNA3 B1†	8.095% (1 Mo. LIBOR + 3.25%)	#	7/25/2049	500,000	506,643
GS Mortgage Securities Corp Trust 2022-ECI B†	7.771% (1 Mo. Term SOFR + 2.94%)	#	8/15/2039	1,180,000	1,175,120
GS Mortgage Securities Corp. 2021-PJ6 A8†	2.50%	#(p)	11/25/2051	794,155	688,851

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2021-ARDN C†	6.734% (1 Mo. LIBOR + 2.05%)	#	11/15/2036	$770,000	$730,969
GS Mortgage Securities Corp. II 2021-ARDN D†	7.434% (1 Mo. LIBOR + 2.75%)	#	11/15/2036	1,340,000	1,268,861
GS Mortgage Securities Corp. Trust 2021-PJ1 A2†	2.50%	#(p)	6/25/2051	1,013,608	832,428
GS Mortgage Securities Corp. Trust 2021-PJ5 A2†	2.50%	#(p)	10/25/2051	340,962	277,562
GS Mortgage Securities Corp. Trust 2021-RENT E†	7.528% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	643,334	588,771
GS Mortgage Securities Corp. Trust 2021-RENT F†	8.428% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	494,873	447,408
GS Mortgage Securities Corp. Trust 2021-RENT G†	10.478% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	98,975	85,195
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	14.184% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	4,000,000	3,832,757
GS Mortgage Securities Corp. Trust 2023-FUN A†	6.75% (1 Mo. Term SOFR + 2.09%)	#	3/15/2028	1,680,000	1,679,521
GS Mortgage Securities Trust 2021-PJ6 A2†	2.50%	#(p)	11/25/2051	1,166,450	949,555
GS Mortgage Securities Trust 2021-PJ7 A2†	2.50%	#(p)	1/25/2052	741,328	603,482
Hilton Orlando Trust 2018-ORL A†	5.704% (1 Mo. LIBOR + 1.02%)	#	12/15/2034	557,000	545,582
HPLY Trust 2019-HIT A†	5.684% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	981,605	960,238
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	5.934% (1 Mo. Term SOFR + 1.11%)	#	4/15/2037	1,791,660	1,636,973
JP Morgan Mortgage Trust 2020-7 A3†	3.00%	#(p)	1/25/2051	484,293	417,268
JP Morgan Mortgage Trust 2021-12 A3†	2.50%	#(p)	2/25/2052	603,401	489,699
JP Morgan Mortgage Trust 2021-7 A3†	2.50%	#(p)	11/25/2051	379,358	307,874
JP Morgan Mortgage Trust 2021-INV5 A2†	3.00%	#(p)	12/25/2051	432,557	367,307
JP Morgan Mortgage Trust 2021-INV8 A2†	3.00%	#(p)	5/25/2052	2,121,319	1,801,323
JP Morgan Mortgage Trust 2022-4 A2A†	3.00%	#(p)	10/25/2052	943,629	805,984
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	11.385% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	2,110,000	2,074,284

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Life Mortgage Trust 2022-BMR2 A1†	6.122% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	$1,400,000	$1,371,020
Total Non-Agency Commercial Mortgage-Backed Securities (cost $69,941,099)					67,609,014

	Dividend Rate			Shares

PREFERRED STOCKS 0.09%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			12,368	265,912
ACBL Holdings Corp.	Zero Coupon			16,904	693,064
Total Preferred Stocks (cost $731,800)					958,976

	Exercise Price		Expiration Date

RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $48,886)	Zero Coupon		9/7/2023	148,512	–	(f)(g)

	Interest Rate		Maturity Date	Principal Amount

U.S. TREASURY OBLIGATIONS 2.51%
U.S. Treasury Inflation Indexed Bond(q)	1.50%		2/15/2053	$3,957,063	4,015,079
U.S. Treasury Inflation Indexed Note(q)	1.625%		10/15/2027	13,577,023	13,847,182
U.S. Treasury Inflation-Indexed Note(q)	1.125%		1/15/2033	9,460,664	9,444,630
Total U.S. Treasury Obligations (cost $26,791,466)					27,306,891
Total Long-Term Investments (cost $1,233,729,821)					1,179,202,108

SHORT-TERM INVESTMENTS 1.61%

REPURCHASE AGREEMENTS 1.55%
Repurchase Agreement dated 3/31/2023, 4.860% due 4/3/2023 with Barclays Bank plc collateralized by $4,591,000 of U.S. Treasury Bond at 3.625% due 3/31/2030; value: $4,589,164; proceeds: $4,501,002 (cost $4,499,180)				4,499,180	4,499,180
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $10,141,500 of When Issued Treasury Note at 3.875% due 3/31/2025; value: $10,096,735; proceeds: $9,900,667 (cost $9,898,688)				9,898,688	9,898,688

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 3/31/2023, 4.870% due 4/3/2023 with TD Securities USA LLC collateralized by $2,502,000 of U.S. Treasury Note at 4.625% due 3/15/2026; value: $2,555,117; proceeds: $2,500,714 (cost $2,499,700)	$2,499,700	$2,499,700
Total Repurchase Agreements (cost $16,897,568)		16,897,568

	Shares

MONEY MARKET FUNDS 0.05%
Fidelity Government Portfolio(r) (cost $574,209)	574,209	574,209

TIME DEPOSITS 0.01%
CitiBank N.A.(r) (cost $63,801)	63,801	63,801
Total Short-Term Investments (cost $17,535,578)		17,535,578
Total Investments in Securities 110.11% (cost $1,251,265,399)		1,196,737,686
Other Assets and Liabilities – Net(s) (10.11)%		(109,929,290)
Net Assets 100.00%		$1,086,808,396
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $534,087,989, which represents 49.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Amount is less than $1.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Security has been fully or partially segregated for open reverse repurchase agreements as of March 31, 2023.

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(l)	Interest Rate to be determined.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(n)	Step Bond – Security with a predetermined schedule of interest rate changes.
(o)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$2,993 (1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	6,032
Bank of America	2.564%	CPI Urban Consumer NSA	2/10/2028	22,185,000	57,553
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$66,578

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$6,000,000	$(367,079)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(185,813)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(552,892)

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $3,567, which includes upfront payment of $6,560. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Credit Default Swap Contracts on Issuers - Buy Protection at March 31, 2023(1):

Referenced Issuer	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount		Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Credit Suisse Group AG(5)	Merrill Lynch	1.000%	12/20/2027	EUR	2,062,460	$103,545	$(21,487)	$82,058
Credit Suisse Group AG(5)	BNP Paribas S.A.	1.000%	12/20/2027		957,161	49,557	(11,475)	38,082
Credit Suisse Group AG(5)	J.P. Morgan	1.000%	12/20/2027		717,871	$44,751	$(16,189)	$28,562
						$197,853	$(49,151)	$148,702

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Credit Default Swap Contracts on Indexes - Sell Protection at March 31, 2023(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	$500,000	$(5,773)	$(23,006)	$(28,779)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	1,000,000	4,835	(20,614)	(15,779)
					$(938)	$(43,620)	$(44,558)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $92,771.
(4)	Includes upfront payments paid (received).
(5)	Moody’s Credit Rating: Ba2.

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	5/30/2023	265,000	$175,085	$177,497	$2,412
Australian dollar	Buy	Morgan Stanley	5/30/2023	267,000	176,229	178,836	2,607
Australian dollar	Buy	State Street Bank and Trust	5/30/2023	220,000	145,415	147,356	1,941
Australian dollar	Buy	Toronto Dominion Bank	5/30/2023	636,000	420,233	425,992	5,759
Euro	Buy	State Street Bank and Trust	6/13/2023	279,000	303,754	303,770	16
Swiss franc	Buy	State Street Bank and Trust	5/23/2023	589,000	634,945	647,161	12,216
Swiss franc	Buy	State Street Bank and Trust	5/23/2023	152,000	166,374	167,009	635
Australian dollar	Sell	State Street Bank and Trust	5/30/2023	1,752,000	1,196,884	1,173,488	23,396
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	2,263,000	1,682,009	1,674,840	7,169
Swiss franc	Sell	State Street Bank and Trust	5/23/2023	2,152,000	2,381,715	2,364,498	17,217
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$73,368

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	5/30/2023	295,000	$199,153	$197,590	$(1,563)
Canadian dollar	Buy	Morgan Stanley	4/20/2023	2,263,000	1,694,171	1,674,840	(19,331)
British pound	Sell	Morgan Stanley	6/8/2023	3,892,000	4,686,427	4,807,441	(121,014)
Danish krone	Sell	Bank of America	4/3/2023	4,925,000	707,207	716,953	(9,746)
Danish krone	Sell	Bank of America	4/3/2023	1,860,000	264,885	270,768	(5,883)
Danish krone	Sell	Bank of America	4/3/2023	1,328,000	191,110	193,323	(2,213)
Danish krone	Sell	State Street Bank and Trust	6/30/2023	8,925,000	1,306,560	1,306,733	(173)
Euro	Sell	State Street Bank and Trust	6/13/2023	9,240,000	9,830,621	10,060,338	(229,717)
Singapore dollar	Sell	J.P. Morgan	5/22/2023	1,750,000	1,312,537	1,316,975	(4,438)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(394,078)

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Long Bond	June 2023	52	Long	$7,275,303	$7,338,500	$63,197

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P 500 E-Mini	June 2023	122	Short	$(23,823,659)	$(25,240,275)	$(1,416,616)
U.S. 10-Year Treasury Note	June 2023	144	Long	16,634,459	16,548,750	(85,709)
U.S. Long Bond	June 2023	252	Short	(32,085,606)	(33,051,375)	(965,769)
U.S. Treasury Notes	June 2023	353	Long	38,812,690	38,656,258	(156,432)
US 10-Year Ultra Treasury Note	June 2023	45	Long	5,463,185	5,451,328	(11,857)
Total Unrealized Depreciation on Futures Contracts						$(2,636,383)

Reverse Repurchase Agreement Payables as of March 31, 2023

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$288,717	$326,998 principal, Teva Pharmaceutical Finance Netherlands III BV at 5.125% due 5/9/2029, $296,524 fair value	(5.50)%	03/01/2023	On Demand	$290,084

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest payable of $1,367.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$70,705,983	$–		$70,705,983
Common Stocks
Automobile Components	1,223,286	654,225	–		1,877,511
Beverages	–	2,470,848	–		2,470,848
Electric-Generation	–	142	–		142
Hotels, Restaurants & Leisure	7,180,505	1,477,738	–		8,658,243
Miscellaneous Financials	–	534,695	–		534,695
Personal Care Products	–	1,110,258	–		1,110,258
Specialty Retail	1,110,006	–	529,167		1,639,173
Textiles, Apparel & Luxury Goods	–	4,533,788	–		4,533,788
Transportation Infrastructure	–	108,678	–		108,678
Remaining Industries	39,387,228	–	–		39,387,228
Corporate Bonds
Banks	–	49,601,068	–	(3)	49,601,068
Mining	–	16,085,230	–	(4)	16,085,230	(4)
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	700,174,477	–		700,174,477
Floating Rate Loans
Personal & Household Products	–	1,278	10,041		11,319
Remaining Industries	–	16,693,974	–		16,693,974
Foreign Government Obligations	–	19,591,711	–		19,591,711
Government Sponsored Enterprises Pass-Throughs	–	135,688,164	–		135,688,164
Municipal Bonds
Tax Revenue	–	511,082	904,038		1,415,120
Remaining Industries	–	13,039,617	–		13,039,617
Non-Agency Commercial
Mortgage-Backed Securities	–	65,046,276	2,562,738		67,609,014
Preferred Stocks	–	958,976	–		958,976
Rights	–	–	–	(3)	–	(3)
U.S. Treasury Obligations	–	27,306,891	–		27,306,891
Short-Term Investments
Repurchase Agreements	–	16,897,568	–		16,897,568
Money Market Funds	574,209	–	–		574,209
Time Deposits	–	63,801	–		63,801
Total	$49,475,234	$1,143,256,468	$4,005,984		$1,196,737,686

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$66,578	$–	$66,578
Liabilities	–	(552,892)	–	(552,892)
Credit Default Swap Contracts
Assets	–	148,702	–	148,702
Liabilities	–	(44,558)	–	(44,558)
Forward Foreign Currency Exchange Contracts
Assets	–	73,368	–	73,368
Liabilities	–	(394,078)	–	(394,078)
Futures Contracts
Assets	63,197	–	–	63,197
Liabilities	(2,636,383)	–	–	(2,636,383)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(290,084)	–	(289,960)
Total	$(2,573,186)	$–	$–	$(3,566,026)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.62%

COMMON STOCKS 98.62%

Aerospace & Defense 3.06%
AeroVironment, Inc.*	4,255	$390,013
Axon Enterprise, Inc.*	5,680	1,277,148
Hexcel Corp.	8,094	552,416
Total		2,219,577

Automobile Components 1.03%
Fox Factory Holding Corp.*	6,160	747,639

Biotechnology 10.91%
Apellis Pharmaceuticals, Inc.*	17,103	1,128,114
Arcellx, Inc.*	10,755	331,362
Cerevel Therapeutics Holdings, Inc.*	7,114	173,510
Cytokinetics, Inc.*	25,014	880,243
Karuna Therapeutics, Inc.*	4,821	875,686
Krystal Biotech, Inc.*	15,458	1,237,568
Legend Biotech Corp. ADR*	1,086	52,367
Natera, Inc.*	16,883	937,344
Rocket Pharmaceuticals, Inc.*	18,126	310,498
Sage Therapeutics, Inc.*	4,063	170,483
Sarepta Therapeutics, Inc.*	5,232	721,127
Xenon Pharmaceuticals, Inc. (Canada)*(a)	30,712	1,099,182
Total		7,917,484

Broadline Retail 1.42%
Global-e Online Ltd. (Israel)*(a)	31,972	1,030,458

Capital Markets 0.93%
Piper Sandler Cos.	4,853	672,674

Commercial Services & Supplies 1.29%
Clean Harbors, Inc.*	2,750	392,040
Tetra Tech, Inc.	3,712	545,330
Total		937,370

Communications Equipment 0.57%
Calix, Inc.*	7,760	415,858

Construction & Engineering 3.40%
Comfort Systems USA, Inc.	6,455	942,172
EMCOR Group, Inc.	3,554	577,845
MasTec, Inc.*	3,890	367,372
Valmont Industries, Inc.	1,808	577,258
Total		2,464,647

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Consumer Finance 0.42%
NerdWallet, Inc. Class A*	19,031	$307,922

Diversified Consumer Services 2.27%
Duolingo, Inc.*	11,560	1,648,340

Electrical Equipment 2.10%
NEXTracker, Inc. Class A*	17,691	641,476
nVent Electric plc (United Kingdom)(a)	11,930	512,274
Shoals Technologies Group, Inc. Class A*	16,340	372,388
Total		1,526,138

Financial Services 5.67%
AvidXchange Holdings, Inc.*	45,354	353,761
Flywire Corp.*	43,827	1,286,761
Remitly Global, Inc.*	69,570	1,179,212
Shift4 Payments, Inc. Class A*	17,084	1,294,967
Total		4,114,701

Ground Transportation 0.98%
Saia, Inc.*	2,600	707,408

Health Care Equipment & Supplies 9.77%
Axonics, Inc.*	14,931	814,635
Glaukos Corp.*	7,415	371,491
Inspire Medical Systems, Inc.*	5,751	1,346,137
iRhythm Technologies, Inc.*	3,997	495,748
Lantheus Holdings, Inc.*	12,868	1,062,382
Penumbra, Inc.*	2,885	804,021
Shockwave Medical, Inc.*	566	122,726
Silk Road Medical, Inc.*	12,380	484,429
TransMedics Group, Inc.*	20,948	1,586,392
Total		7,087,961

Hotels, Restaurants & Leisure 6.11%
Planet Fitness, Inc. Class A*	13,425	1,042,720
Shake Shack, Inc. Class A*	9,520	528,265
Texas Roadhouse, Inc.	5,344	577,473
Wingstop, Inc.	6,704	1,230,720
Wynn Resorts Ltd.*	9,449	1,057,437
Total		4,436,615

Leisure Products 0.95%
Topgolf Callaway Brands Corp.*	32,005	691,948

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.83%
10X Genomics, Inc. Class A*	19,567	$1,091,643
Olink Holding AB ADR*	15,142	341,149
Pacific Biosciences of California, Inc.*	53,754	622,472
Total		2,055,264

Machinery 1.01%
RBC Bearings, Inc.*	3,150	733,100

Media 0.30%
Integral Ad Science Holding Corp.*	15,052	214,792

Personal Care Products 0.82%
Inter Parfums, Inc.	4,158	591,434

Pharmaceuticals 4.07%
Intra-Cellular Therapies, Inc.*	12,582	681,315
Madrigal Pharmaceuticals, Inc.*	1,447	350,550
Pliant Therapeutics, Inc.*	20,453	544,050
Prometheus Biosciences, Inc.*	6,781	727,737
Ventyx Biosciences, Inc.*	19,384	649,364
Total		2,953,016

Professional Services 1.97%
Fiverr International Ltd. (Israel)*(a)	25,003	873,105
FTI Consulting, Inc.*	2,801	552,777
Total		1,425,882

Semiconductors & Semiconductor Equipment 12.66%
Allegro MicroSystems, Inc.*	18,868	905,475
Cirrus Logic, Inc.*	5,987	654,858
Diodes, Inc.*	15,403	1,428,782
Impinj, Inc.*	11,527	1,562,139
indie Semiconductor, Inc. Class A*	105,214	1,110,008
Lattice Semiconductor Corp.*	16,469	1,572,790
Rambus, Inc.*	26,329	1,349,625
Silicon Laboratories, Inc.*	3,426	599,858
Total		9,183,535

Software 16.52%
Agilysys, Inc.*	11,759	970,235
C3.ai, Inc. Class A*(b)	20,609	691,844
Clear Secure, Inc. Class A	53,177	1,391,642
Confluent, Inc. Class A*	29,758	716,275
CyberArk Software Ltd. (Israel)*(a)	3,117	461,254
DoubleVerify Holdings, Inc.*	39,445	1,189,267
Gitlab, Inc. Class A*	5,391	184,857
HashiCorp, Inc. Class A*	20,876	611,458
Manhattan Associates, Inc.*	2,538	393,009

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Software (continued)
Monday.com Ltd. (Israel)*(a)	5,157	$736,162
PagerDuty, Inc.*	18,530	648,179
PowerSchool Holdings, Inc. Class A*	5,623	111,448
Samsara, Inc. Class A*	46,508	917,138
Smartsheet, Inc. Class A*	14,805	707,679
Sprout Social, Inc. Class A*	17,917	1,090,787
Tenable Holdings, Inc.*	16,654	791,232
Zeta Global Holdings Corp. Class A*	34,381	372,346
Total		11,984,812

Specialty Retail 1.43%
Dick’s Sporting Goods, Inc.	7,321	1,038,777

Textiles, Apparel & Luxury Goods 3.92%
Crocs, Inc.*	12,410	1,569,120
Deckers Outdoor Corp.*	2,838	1,275,823
Total		2,844,943

Trading Companies & Distributors 1.75%
Applied Industrial Technologies, Inc.	3,906	555,160
SiteOne Landscape Supply, Inc.*	5,210	713,092
Total		1,268,252

Wireless Telecommunication Services 0.46%
Gogo, Inc.*	23,040	334,080
Total Common Stocks (cost $65,113,488)		71,554,627

	Principal Amount

SHORT-TERM INVESTMENTS 2.79%

REPURCHASE AGREEMENTS 2.11%
Repurchase Agreement dated 3/31/2023, 2.40% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $1,570,700 of When Issued Treasury Note at 3.875% due 3/31/2025; value: $1,563,767; proceeds: $1,533,345 (cost $1,533,039)	$1,533,039	1,533,039

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.61%
Fidelity Government Portfolio(c) (cost $444,287)	444,287	$444,287

TIME DEPOSITS 0.07%
CitiBank N.A.(c) (cost $49,365)	49,365	49,365
Total Short-Term Investments (cost $2,026,691)		2,026,691
Total Investments in Securities 101.41% (cost $67,140,179)		73,581,318
Other Assets and Liabilities – Net (1.41)%		(1,025,289)
Net Assets 100.00%		$72,556,029

ADR     American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$71,554,627	$–	$–	$71,554,627
Short-Term Investments
Repurchase Agreements	–	1,533,039	–	1,533,039
Money Market Funds	444,287	–	–	444,287
Time Deposits	–	49,365	–	49,365
Total	$71,998,914	$1,582,404	$–	$73,581,318

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.55%

COMMON STOCKS 98.55%

Aerospace & Defense 3.83%
Northrop Grumman Corp.	4,500	$2,077,740
Raytheon Technologies Corp.	41,216	4,036,283
Total		6,114,023

Banks 1.84%
Bank of America Corp.	102,741	2,938,393

Beverages 3.01%
Coca-Cola Co. (The)	57,168	3,546,131
Pernod Ricard SA(a)	5,605	1,269,145
Total		4,815,276

Biotechnology 2.94%
AbbVie, Inc.	29,499	4,701,256

Capital Markets 7.28%
Ameriprise Financial, Inc.	10,600	3,248,900
MarketAxess Holdings, Inc.	2,033	795,493
Morgan Stanley	51,800	4,548,040
S&P Global, Inc.	8,800	3,033,976
Total		11,626,409

Chemicals 1.70%
Air Products & Chemicals, Inc.	4,700	1,349,887
Sherwin-Williams Co. (The)	6,108	1,372,895
Total		2,722,782

Construction Materials 1.14%
Vulcan Materials Co.	10,652	1,827,457

Consumer Staples Distribution & Retail 3.04%
Costco Wholesale Corp.	2,820	1,401,173
Walmart, Inc.	23,480	3,462,126
Total		4,863,299

Containers & Packaging 0.92%
Avery Dennison Corp.	8,175	1,462,753

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Diversified Reits 2.27%
American Tower Corp.	14,600	$2,983,364
Prologis, Inc.	5,093	635,454
Total		3,618,818

Electric: Utilities 3.04%
NextEra Energy, Inc.	63,030	4,858,352

Electrical Equipment 1.20%
Eaton Corp. plc	11,159	1,911,983

Financial Services 4.52%
Jack Henry & Associates, Inc.	7,800	1,175,616
Mastercard, Inc. Class A	16,630	6,043,508
Total		7,219,124

Ground Transportation 1.66%
Union Pacific Corp.	13,200	2,656,632

Health Care Equipment & Supplies 2.21%
Abbott Laboratories	34,800	3,523,848

Health Care Providers & Services 4.38%
Humana, Inc.	4,490	2,179,716
UnitedHealth Group, Inc.	10,200	4,820,418
Total		7,000,134

Hotels, Restaurants & Leisure 3.80%
Churchill Downs, Inc.	6,007	1,544,099
McDonald’s Corp.	7,674	2,145,727
Starbucks Corp.	22,945	2,389,263
Total		6,079,089

Industrial Conglomerates 1.54%
Honeywell International, Inc.	12,900	2,465,448

Information Technology Services 0.98%
Accenture plc Class A (Ireland)(b)	5,500	1,571,955

Insurance 5.50%
Allstate Corp. (The)	19,689	2,181,738
Arthur J Gallagher & Co.	9,473	1,812,280
Chubb Ltd. (Switzerland)(b)	11,100	2,155,398
RenaissanceRe Holdings Ltd.	13,137	2,631,866
Total		8,781,282

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.20%
Danaher Corp.	9,000	$2,268,360
West Pharmaceutical Services, Inc.	3,600	1,247,292
Total		3,515,652

Machinery 2.44%
Parker-Hannifin Corp.	11,598	3,898,204

Metals & Mining 1.33%
Reliance Steel & Aluminum Co.	8,300	2,130,942

Oil, Gas & Consumable Fuels 4.84%
Exxon Mobil Corp.	46,493	5,098,422
Marathon Petroleum Corp.	19,500	2,629,185
Total		7,727,607

Personal Care Products 0.55%
Estee Lauder Cos., Inc. (The) Class A	3,581	882,573

Pharmaceuticals 3.28%
Eli Lilly & Co.	8,594	2,951,352
Zoetis, Inc.	13,800	2,296,872
Total		5,248,224

Semiconductors & Semiconductor Equipment 7.74%
Analog Devices, Inc.	13,100	2,583,582
KLA Corp.	3,700	1,476,929
Lam Research Corp.	4,461	2,364,865
NVIDIA Corp.	13,400	3,722,118
Texas Instruments, Inc.	11,900	2,213,519
Total		12,361,013

Software 10.02%
Intuit, Inc.	4,900	2,184,567
Microsoft Corp.	37,300	10,753,590
Roper Technologies, Inc.	6,958	3,066,321
Total		16,004,478

Specialty Retail 4.41%
Home Depot, Inc. (The)	8,400	2,479,008
Lowe’s Cos., Inc.	8,625	1,724,741
TJX Cos., Inc. (The)	36,300	2,844,468
Total		7,048,217

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 3.47%
Apple, Inc.	33,641	$5,547,401

Textiles, Apparel & Luxury Goods 1.47%
NIKE, Inc. Class B	19,200	2,354,688
Total Common Stocks (cost $147,231,998)		157,477,312

	Principal Amount

SHORT-TERM INVESTMENTS 1.76%

REPURCHASE AGREEMENTS 1.76%
Repurchase Agreement dated 3/31/2023, 2.40% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $2,885,300 of U.S. Treasury Note at 3.875% due 3/31/2025; value: $2,872,564; proceeds: $2,816,778; (cost $2,816,215)	$2,816,215	2,816,215
Total Investments in Securities 100.31% (cost $150,048,213)		160,293,527
Other Assets and Liabilities – Net (0.31)%		(503,048)
Net Assets 100.00%		$159,790,479
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$3,546,131	$1,269,145	$–	$4,815,276
Remaining Industries	152,662,036	–	–	152,662,036
Short-Term Investments
Repurchase Agreements	–	2,816,215	–	2,816,215
Total	$156,208,167	$4,085,360	$–	$160,293,527

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.81%

COMMON STOCKS 99.81%

Aerospace & Defense 3.68%
Lockheed Martin Corp.	5,620	$2,656,742
Raytheon Technologies Corp.	41,460	4,060,178
Total		6,716,920

Air Freight & Logistics 1.29%
Expeditors International of Washington, Inc.	21,380	2,354,366

Automobiles 1.45%
General Motors Co.	72,480	2,658,566

Banks 5.27%
East West Bancorp, Inc.	20,668	1,147,074
JPMorgan Chase & Co.	42,130	5,489,960
Wells Fargo & Co.	80,210	2,998,250
Total		9,635,284

Beverages 1.69%
Carlsberg A/S Class B(a)	19,940	3,094,028

Biotechnology 1.96%
AbbVie, Inc.	22,540	3,592,200

Broadline Retail 1.56%
Target Corp.	17,170	2,843,867

Building Products 2.06%
Masco Corp.	46,380	2,306,013
Masonite International Corp.*	16,010	1,453,228
Total		3,759,241

Capital Markets 6.14%
Ameriprise Financial, Inc.	8,880	2,721,720
Charles Schwab Corp. (The)	56,488	2,958,841
KKR & Co., Inc.	47,230	2,480,520
Morgan Stanley	34,840	3,058,952
Total		11,220,033

Chemicals 2.64%
Avient Corp.	45,780	1,884,305
Valvoline, Inc.	83,930	2,932,514
Total		4,816,819

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Construction & Engineering 1.48%
EMCOR Group, Inc.	16,610	$2,700,620

Consumer Finance 1.50%
American Express Co.	16,610	2,739,819

Consumer Staples Distribution & Retail 1.70%
BJ’s Wholesale Club Holdings, Inc.*	40,960	3,115,827

Diversified Reits 1.04%
Prologis, Inc.	15,310	1,910,229

Electric: Utilities 2.75%
Entergy Corp.	24,900	2,682,726
NextEra Energy, Inc.	30,320	2,337,066
Total		5,019,792

Electronic Equipment, Instruments & Components 2.28%
Mirion Technologies, Inc.*	226,680	1,935,847
Teledyne Technologies, Inc.*	4,970	2,223,379
Total		4,159,226

Energy Equipment & Services 1.49%
NOV, Inc.	146,970	2,720,415

Financial Services 4.66%
Euronet Worldwide, Inc.*	22,190	2,483,061
Fiserv, Inc.*	29,010	3,279,000
PayPal Holdings, Inc.*	36,240	2,752,066
Total		8,514,127

Ground Transportation 1.53%
Norfolk Southern Corp.	13,200	2,798,400

Health Care Equipment & Supplies 1.00%
Becton Dickinson & Co.	7,380	1,826,845

Health Care Providers & Services 5.92%
Laboratory Corp. of America Holdings	8,050	1,846,831
Molina Healthcare, Inc.*	10,200	2,728,398
Tenet Healthcare Corp.*	43,870	2,606,756
UnitedHealth Group, Inc.	7,680	3,629,491
Total		10,811,476

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.36%
Caesars Entertainment, Inc.*	51,000	$2,489,310

Household Durables 1.23%
Helen of Troy Ltd.*	23,540	2,240,302

Household Products 1.22%
Spectrum Brands Holdings, Inc.	33,630	2,226,979

Insurance 6.79%
Allstate Corp. (The)	27,760	3,076,086
Arch Capital Group Ltd.*	36,740	2,493,544
Arthur J Gallagher & Co.	10,640	2,035,538
Kemper Corp.	31,620	1,728,349
RenaissanceRe Holdings Ltd.	15,360	3,077,222
Total		12,410,739

Interactive Media & Services 2.22%
Alphabet, Inc. Class A*	39,100	4,055,843

Life Sciences Tools & Services 1.51%
Thermo Fisher Scientific, Inc.	4,780	2,755,049

Machinery 3.24%
Crane Holdings Co.	25,244	2,865,194
Parker-Hannifin Corp.	9,080	3,051,879
Total		5,917,073

Media 1.21%
Comcast Corp. Class A	58,580	2,220,768

Metals & Mining 1.01%
Reliance Steel & Aluminum Co.	7,180	1,843,393

Oil, Gas & Consumable Fuels 5.67%
Chesapeake Energy Corp.	40,593	3,086,692
Pioneer Natural Resources Co.	15,810	3,229,034
Shell plc ADR	70,320	4,046,213
Total		10,361,939

Personal Care Products 1.38%
BellRing Brands, Inc.*	74,290	2,525,860

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Pharmaceuticals 4.11%
Organon & Co.	163,840	$3,853,517
Pfizer, Inc.	89,550	3,653,640
Total		7,507,157

Real Estate Management & Development 0.94%
CBRE Group, Inc. Class A*	23,540	1,713,947

Residential Reits 0.99%
American Homes 4 Rent Class A	57,470	1,807,431

Semiconductors & Semiconductor Equipment 3.09%
KLA Corp.	4,520	1,804,248
Micron Technology, Inc.	30,570	1,844,594
Texas Instruments, Inc.	10,740	1,997,748
Total		5,646,590

Software 3.51%
Adobe, Inc.*	8,280	3,190,864
Microsoft Corp.	11,180	3,223,194
Total		6,414,058

Specialty Retail 2.29%
AutoZone, Inc.*	760	1,868,194
Lowe’s Cos., Inc.	11,590	2,317,652
Total		4,185,846

Technology Hardware, Storage & Peripherals 1.29%
NetApp, Inc.	36,840	2,352,234

Trading Companies & Distributors 2.30%
AerCap Holdings NV (Ireland)*(b)	51,700	2,907,091
MRC Global, Inc.*	133,270	1,295,384
Total		4,202,475

Wireless Telecommunication Services 1.36%
T-Mobile US, Inc.*	17,170	2,486,903
Total Common Stocks (cost $183,858,624)		182,371,996
Total Investments in Securities 99.81% (cost $183,858,624)		182,371,996
Other Assets and Liabilities – Net 0.19%		349,821
Net Assets 100.00%		$182,721,817

ADR     American Depositary Receipt.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,094,028	$–	$3,094,028
Remaining Industries	179,277,968	–	–	179,277,968
Total	$179,277,968	$3,094,028	$–	$182,371,996

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.12%

COMMON STOCKS 99.12%

Aerospace & Defense 3.90%
Lockheed Martin Corp.	16,150	$7,634,590
Raytheon Technologies Corp.	112,310	10,998,518
Total		18,633,108

Air Freight & Logistics 1.60%
Expeditors International of Washington, Inc.	69,280	7,629,114

Automobiles 1.67%
General Motors Co.	217,610	7,981,935

Banks 5.36%
East West Bancorp, Inc.	52,254	2,900,097
JPMorgan Chase & Co.	112,910	14,713,302
Wells Fargo & Co.	214,060	8,001,563
Total		25,614,962

Beverages 1.76%
Carlsberg A/S Class B(a)	54,290	8,424,010

Biotechnology 2.23%
AbbVie, Inc.	66,800	10,645,916

Broadline Retail 1.65%
Target Corp.	47,700	7,900,551

Building Products 2.53%
Builders FirstSource, Inc.*	54,140	4,806,549
Masco Corp.	146,300	7,274,036
Total		12,080,585

Capital Markets 6.15%
Ameriprise Financial, Inc.	23,020	7,055,630
Charles Schwab Corp. (The)	151,029	7,910,899
KKR & Co., Inc.	124,220	6,524,034
Morgan Stanley	90,060	7,907,268
Total		29,397,831

Chemicals 2.44%
Dow, Inc.	69,510	3,810,538
Valvoline, Inc.	224,110	7,830,404
Total		11,640,942

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Construction & Engineering 1.71%
EMCOR Group, Inc.	50,360	$8,188,032

Consumer Finance 1.49%
American Express Co.	43,180	7,122,541

Consumer Staples Distribution & Retail 1.69%
BJ’s Wholesale Club Holdings, Inc.*	106,250	8,082,438

Diversified Reits 1.04%
Prologis, Inc.	39,930	4,982,066

Electric: Utilities 2.29%
FirstEnergy Corp.	114,990	4,606,499
NextEra Energy, Inc.	82,030	6,322,873
Total		10,929,372

Electronic Equipment, Instruments & Components 1.34%
Teledyne Technologies, Inc.*	14,270	6,383,827

Energy Equipment & Services 2.04%
Schlumberger NV	198,160	9,729,656

Financial Services 3.37%
Fiserv, Inc.*	78,580	8,881,898
PayPal Holdings, Inc.*	94,930	7,208,984
Total		16,090,882

Ground Transportation 1.48%
Norfolk Southern Corp.	33,460	7,093,520

Health Care Equipment & Supplies 0.99%
Becton Dickinson & Co.	19,120	4,732,965

Health Care Providers & Services 7.44%
CVS Health Corp.	81,250	6,037,688
Laboratory Corp. of America Holdings	31,310	7,183,140
McKesson Corp.	17,020	6,059,971
Molina Healthcare, Inc.*	21,930	5,866,056
UnitedHealth Group, Inc.	22,060	10,425,335
Total		35,572,190

Hotels, Restaurants & Leisure 1.45%
Caesars Entertainment, Inc.*	142,190	6,940,294

Household Products 1.00%
Procter & Gamble Co. (The)	32,090	4,771,462

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Insurance 6.69%
Allstate Corp. (The)	82,560	$9,148,474
Arch Capital Group Ltd.*	105,700	7,173,859
Arthur J Gallagher & Co.	38,880	7,438,133
RenaissanceRe Holdings Ltd.	40,860	8,185,892
Total		31,946,358

Interactive Media & Services 2.20%
Alphabet, Inc. Class A*	101,510	10,529,632

Life Sciences Tools & Services 1.50%
Thermo Fisher Scientific, Inc.	12,460	7,181,570

Machinery 2.09%
Parker-Hannifin Corp.	29,750	9,999,272

Media 1.53%
Comcast Corp. Class A	192,830	7,310,185

Metals & Mining 1.60%
Alcoa Corp.	63,400	2,698,304
Reliance Steel & Aluminum Co.	19,340	4,965,352
Total		7,663,656

Oil, Gas & Consumable Fuels 5.88%
Chesapeake Energy Corp.	111,330	8,465,533
Pioneer Natural Resources Co.	41,770	8,531,105
Shell plc ADR	192,850	11,096,589
Total		28,093,227

Pharmaceuticals 4.08%
Organon & Co.	426,090	10,021,637
Pfizer, Inc.	232,270	9,476,616
Total		19,498,253

Real Estate Management & Development 0.93%
CBRE Group, Inc. Class A*	61,240	4,458,884

Residential Reits 0.99%
American Homes 4 Rent Class A	149,920	4,714,984

Semiconductors & Semiconductor Equipment 3.89%
KLA Corp.	12,490	4,985,633
Micron Technology, Inc.	104,180	6,286,221
Texas Instruments, Inc.	39,200	7,291,592
Total		18,563,446

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Software 4.04%
Adobe, Inc.*	24,740	$9,534,054
Microsoft Corp.	33,850	9,758,955
Total		19,293,009

Specialty Retail 2.22%
AutoZone, Inc.*	2,180	5,358,767
Lowe’s Cos., Inc.	26,220	5,243,213
Total		10,601,980

Technology Hardware, Storage & Peripherals 1.51%
NetApp, Inc.	112,640	7,192,064

Trading Companies & Distributors 1.74%
AerCap Holdings NV (Ireland)*(b)	147,650	8,302,360

Wireless Telecommunication Services 1.61%
T-Mobile US, Inc.*	53,230	7,709,833
Total Common Stocks (cost $432,737,602)		473,626,912

	Principal Amount

SHORT-TERM INVESTMENTS 0.63%

REPURCHASE AGREEMENTS 0.63%
Repurchase Agreement dated 3/31/2023, 2.40% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $3,082,300 of U.S Treasury Note at 3.875% due 3/31/2025; value: $3,068,695; proceeds: $3,009,075 (cost $3,008,474)	$3,008,474	3,008,474
Total Investments in Securities 99.75% (cost $435,746,076)		476,635,386
Other Assets and Liabilities – Net 0.25%		1,201,883
Net Assets 100.00%		$477,837,269

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$8,424,010	$–	$8,424,010
Remaining Industries	465,202,902	–	–	465,202,902
Short-Term Investments
Repurchase Agreements	–	3,008,474	–	3,008,474
Total	$465,202,902	$11,432,484	$–	$476,635,386

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.35%

COMMON STOCKS 98.35%

Aerospace & Defense 4.19%
Axon Enterprise, Inc.*	5,162	$1,160,676
TransDigm Group, Inc.	1,413	1,041,451
Total		2,202,127

Automobile Components 2.01%
Mobileye Global, Inc. Class A (Israel)*(a)(b)	24,376	1,054,750

Biotechnology 6.55%
Apellis Pharmaceuticals, Inc.*	10,277	677,871
Argenx SE ADR*	1,499	558,497
Cytokinetics, Inc.*	11,377	400,357
Karuna Therapeutics, Inc.*	3,028	550,006
Krystal Biotech, Inc.*	5,279	422,637
Natera, Inc.*	7,270	403,630
Sarepta Therapeutics, Inc.*	3,099	427,135
Total		3,440,133

Broadline Retail 2.66%
MercadoLibre, Inc. (Uruguay)*(a)	1,060	1,397,144

Capital Markets 3.66%
MarketAxess Holdings, Inc.	2,298	899,185
MSCI, Inc.	1,831	1,024,792
Total		1,923,977

Commercial Services & Supplies 0.75%
Copart, Inc.*	5,224	392,766

Communications Equipment 2.18%
Arista Networks, Inc.*	6,828	1,146,148

Construction & Engineering 3.43%
Comfort Systems USA, Inc.	5,455	796,212
EMCOR Group, Inc.	2,399	390,053
Quanta Services, Inc.	3,678	612,902
Total		1,799,167

Distributors 0.96%
Pool Corp.	1,474	504,757

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Diversified Consumer Services 1.23%
Duolingo, Inc.*	4,516	$643,936

Electrical Equipment 1.01%
Rockwell Automation, Inc.	1,803	529,090

Entertainment 2.78%
ROBLOX Corp. Class A*	9,429	424,116
Spotify Technology SA (Sweden)*(a)	7,733	1,033,284
Total		1,457,400

Financial Services 1.32%
Block, Inc.*	6,353	436,133
Toast, Inc. Class A*	14,510	257,553
Total		693,686

Ground Transportation 0.96%
Saia, Inc.*	1,857	505,253

Health Care Equipment & Supplies 10.14%
Align Technology, Inc.*	3,649	1,219,277
Axonics, Inc.*	4,667	254,631
DexCom, Inc.*	6,620	769,112
IDEXX Laboratories, Inc.*	2,038	1,019,163
Inspire Medical Systems, Inc.*	1,814	424,603
Insulet Corp.*	2,025	645,894
Penumbra, Inc.*	1,816	506,101
TransMedics Group, Inc.*	6,443	487,928
Total		5,326,709

Hotels, Restaurants & Leisure 4.70%
Hilton Worldwide Holdings, Inc.	3,944	555,591
Planet Fitness, Inc. Class A*	8,930	693,593
Wingstop, Inc.	4,252	780,582
Wynn Resorts Ltd.*	3,919	438,576
Total		2,468,342

Information Technology Services 6.31%
Cloudflare, Inc. Class A*	15,801	974,289
Okta, Inc.*	10,666	919,836
Shopify, Inc. Class A (Canada)*(a)	29,602	1,419,120
Total		3,313,245

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Interactive Media & Services 0.75%
Pinterest, Inc. Class A*	14,378	$392,088

Life Sciences Tools & Services 3.23%
10X Genomics, Inc. Class A*	14,260	795,565
Mettler-Toledo International, Inc.*	347	530,983
Repligen Corp.*	2,192	369,045
Total		1,695,593

Media 1.74%
Trade Desk, Inc. (The) Class A*	14,961	911,274

Semiconductors & Semiconductor Equipment 13.46%
First Solar, Inc.*	3,119	678,383
GLOBALFOUNDRIES, Inc.*(b)	6,079	438,782
KLA Corp.	1,745	696,552
Lattice Semiconductor Corp.*	15,680	1,497,440
Monolithic Power Systems, Inc.	2,139	1,070,655
ON Semiconductor Corp.*	13,074	1,076,252
Rambus, Inc.*	15,875	813,752
Silicon Laboratories, Inc.*	3,067	537,001
SolarEdge Technologies, Inc. (Israel)*(a)	862	262,005
Total		7,070,822

Software 14.38%
ANSYS, Inc.*	1,177	391,706
Bentley Systems, Inc. Class B	10,194	438,240
Cadence Design Systems, Inc.*	3,687	774,602
Clear Secure, Inc. Class A	26,742	699,838
Confluent, Inc. Class A*	18,177	437,520
DoubleVerify Holdings, Inc.*	30,279	912,912
Dynatrace, Inc.*	18,491	782,169
HubSpot, Inc.*	1,913	820,199
Monday.com Ltd. (Israel)*(a)	2,540	362,585
Paycom Software, Inc.*	898	273,001
Procore Technologies, Inc.*	5,843	365,947
Roper Technologies, Inc.	933	411,164
Sprout Social, Inc. Class A*	6,399	389,571
Synopsys, Inc.*	1,281	494,786
Total		7,554,240

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Specialty Retail 4.71%
Dick’s Sporting Goods, Inc.	6,274	$890,218
Tractor Supply Co.	2,631	618,390
Ulta Beauty, Inc.*	1,768	964,745
Total		2,473,353

Textiles, Apparel & Luxury Goods 5.24%
Crocs, Inc.*	8,896	1,124,810
Deckers Outdoor Corp.*	2,357	1,059,590
On Holding AG Class A (Switzerland)*(a)	18,269	566,887
Total		2,751,287
Total Common Stocks (cost $46,003,618)		51,647,287

	Principal Amount

SHORT-TERM INVESTMENTS 2.90%

REPURCHASE AGREEMENTS 0.92%
Repurchase Agreement dated 3/31/2023, 2.40% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $496,100 of When Issued Treasury Note at 3.875% due 3/31/2025; value: $493,910; proceeds: $484,235 (cost $484,138)	$484,138	484,138

	Shares

MONEY MARKET FUNDS 1.78%
Fidelity Government Portfolio(c) (cost $933,860)	933,860	933,860

TIME DEPOSITS 0.20%
CitiBank N.A.(c) (cost $103,762)	103,762	103,762
TOTAL SHORT-TERM INVESTMENTS (cost $1,521,760)		1,521,760
Total Investments in Securities 101.25% (cost $47,525,378)		53,169,047
Other Assets and Liabilities – Net (1.25)%		(654,016)
Net Assets 100.00%		$52,515,031

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$51,647,287	$–	$–	$51,647,287
Short-Term Investments
Repurchase Agreements	–	484,138	–	484,138
Money Market Funds	933,860	–	–	933,860
Time Deposits	–	103,762	–	103,762
Total	$52,581,147	$587,900	$–	$53,169,047

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.26%

COMMON STOCKS 97.26%

Aerospace & Defense 2.29%
Curtiss-Wright Corp.	29,990	$5,286,037

Air Freight & Logistics 1.65%
Expeditors International of Washington, Inc.	34,720	3,823,366

Banks 2.58%
Columbia Banking System, Inc.	135,232	2,896,670
East West Bancorp, Inc.	55,118	3,059,049
Total		5,955,719

Beverages 1.77%
Carlsberg A/S Class B(a)	26,440	4,102,612

Building Products 2.83%
Builders FirstSource, Inc.*	26,250	2,330,475
Masco Corp.	84,590	4,205,815
Total		6,536,290

Capital Markets 5.23%
Ameriprise Financial, Inc.	13,040	3,996,760
KKR & Co., Inc.	92,089	4,836,514
Moelis & Co. Class A	85,010	3,267,785
Total		12,101,059

Chemicals 1.87%
Valvoline, Inc.	123,676	4,321,239

Communications Equipment 1.54%
F5, Inc.*	24,360	3,549,008

Construction & Engineering 3.93%
AECOM	46,850	3,950,392
EMCOR Group, Inc.	31,540	5,128,089
Total		9,078,481

Construction Materials 1.92%
Eagle Materials, Inc.	30,230	4,436,253

Consumer Staples Distribution & Retail 1.70%
BJ’s Wholesale Club Holdings, Inc.*	51,680	3,931,298

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Containers & Packaging 1.23%
Avery Dennison Corp.	15,830	$2,832,462

Diversified Reits 1.12%
First Industrial Realty Trust, Inc.	48,780	2,595,096

Electric: Utilities 4.56%
Entergy Corp.	40,500	4,363,470
FirstEnergy Corp.	59,490	2,383,169
Portland General Electric Co.	77,800	3,803,642
Total		10,550,281

Electrical Equipment 2.02%
Sensata Technologies Holding plc	93,500	4,676,870

Electronic Equipment, Instruments & Components 1.93%
Teledyne Technologies, Inc.*	9,950	4,451,232

Energy Equipment & Services 1.50%
NOV, Inc.	186,840	3,458,408

Financial Services 3.82%
Euronet Worldwide, Inc.*	36,130	4,042,947
Global Payments, Inc.	45,600	4,798,944
Total		8,841,891

Health Care Providers & Services 6.62%
AmerisourceBergen Corp.	27,004	4,323,610
Laboratory Corp. of America Holdings	12,900	2,959,518
Molina Healthcare, Inc.*	14,930	3,993,626
Tenet Healthcare Corp.*	67,700	4,022,734
Total		15,299,488

Hotels, Restaurants & Leisure 1.78%
Caesars Entertainment, Inc.*	84,420	4,120,540

Household Durables 1.28%
Helen of Troy Ltd.*	31,180	2,967,401

Household Products 1.82%
Spectrum Brands Holdings, Inc.	63,550	4,208,281

Insurance 9.31%
Allstate Corp. (The)	40,350	4,471,184
American Financial Group, Inc./OH	22,810	2,771,415
Arch Capital Group Ltd.*	57,770	3,920,850

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Insurance (continued)
Arthur J Gallagher & Co.	18,480	$3,535,409
Kemper Corp.	52,790	2,885,501
RenaissanceRe Holdings Ltd.	19,650	3,936,681
Total		21,521,040

Machinery 6.42%
Crane Holdings Co.	39,097	4,437,510
Otis Worldwide Corp.	48,570	4,099,308
Parker-Hannifin Corp.	18,730	6,295,340
Total		14,832,158

Media 1.29%
Nexstar Media Group, Inc.	17,240	2,976,658

Metals & Mining 2.06%
Alcoa Corp.	37,710	1,604,938
Reliance Steel & Aluminum Co.	12,310	3,160,469
Total		4,765,407

Multi-Utilities 1.66%
CMS Energy Corp.	62,390	3,829,498

Oil, Gas & Consumable Fuels 3.67%
Chesapeake Energy Corp.	54,774	4,165,015
Devon Energy Corp.	85,560	4,330,192
Total		8,495,207

Pharmaceuticals 2.08%
Organon & Co.	204,040	4,799,021

Professional Services 1.28%
Maximus, Inc.	37,620	2,960,694

Real Estate Management & Development 0.94%
CBRE Group, Inc. Class A*	29,940	2,179,931

Residential Reits 2.44%
American Homes 4 Rent Class A	93,030	2,925,794
Camden Property Trust	25,960	2,721,646
Total		5,647,440

Retail Reits 1.50%
Kimco Realty Corp.	177,080	3,458,372

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2023

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 1.49%
Teradyne, Inc.	32,040	$3,444,620

Software 0.08%
Aspen Technology, Inc.*	858	196,371

Specialty Retail 1.71%
AutoZone, Inc.*	1,610	3,957,622

Technology Hardware, Storage & Peripherals 1.83%
NetApp, Inc.	66,080	4,219,208

Textiles, Apparel & Luxury Goods 2.64%
Deckers Outdoor Corp.*	5,942	2,671,226
Tapestry, Inc.	79,690	3,435,436
Total		6,106,662

Trading Companies & Distributors 1.87%
AerCap Holdings NV (Ireland)*(b)	77,070	4,333,646
Total Common Stocks (cost $205,648,103)		224,846,867

	Principal Amount

SHORT-TERM INVESTMENTS 2.06%

REPURCHASE AGREEMENTS 2.06%
Repurchase Agreement dated 3/31/2023, 2.40% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $4,893,600 of U.S Treasury Note at 3.875% due 3/31/2025; value: $4,872,000; proceeds: $4,777,348 (cost $4,776,392)	$4,776,392	4,776,392
Total Investments in Securities 99.32% (cost $210,424,495)		229,623,259
Other Assets and Liabilities – Net 0.68%		1,563,231
Net Assets 100.00%		$231,186,490

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$4,102,612	$–	$4,102,612
Remaining Industries	220,744,255	–	–	220,744,255
Short-Term Investments
Repurchase Agreements	–	4,776,392	–	4,776,392
Total	$220,744,255	$8,879,004	$–	$229,623,259

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.54%

ASSET-BACKED SECURITIES 26.34%

Automobiles 9.61%
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	$17,003	$16,943
AmeriCredit Automobile Receivables Trust 2022-2 C	5.32%	4/18/2028	100,000	99,816
Americredit Automobile Receivables Trust 2023-1 A2A	5.84%	10/19/2026	285,000	286,326
Americredit Automobile Receivables Trust 2023-1 A3	5.62%	11/18/2027	170,000	172,554
Americredit Automobile Receivables Trust 2023-1 B	5.57%	3/20/2028	100,000	101,822
Americredit Automobile Receivables Trust 2023-1 C	5.80%	12/18/2028	100,000	101,952
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	260,000	239,207
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	30,490	30,279
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	240,000	233,160
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	244,907	242,466
Capital One Prime Auto Receivables Trust 2022-2 A3	3.66%	5/17/2027	275,000	268,746
Capital One Prime Auto Receivables Trust 2023-1 A2	5.20%	5/15/2026	155,000	154,930
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	2,524	2,515
CarMax Auto Owner Trust 2020-2 D	5.75%	5/17/2027	275,000	273,719
CarMax Auto Owner Trust 2023-1 A3	4.75%	10/15/2027	150,000	150,264
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	24,751	23,184
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	360,000	347,594
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	120,000	117,927
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	34,425	34,338
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	250,000	241,710
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	23,565	23,475
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	57,903	57,152
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	76,934	75,471
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	100,000	94,098
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	171,000	159,304
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	50,197	49,275
Enterprise Fleet Financing LLC 2023-1 A2†	5.51%	1/22/2029	120,000	120,322
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	55,000	53,510
Exeter Automobile Receivables Trust 2021-3 B	0.69%	1/15/2026	325,181	321,443
First Investors Auto Owner Trust 2022-2A A†	6.26%	7/15/2027	216,813	218,366
Flagship Credit Auto Trust 2022-4 A2†	6.15%	9/15/2026	240,000	240,856
Flagship Credit Auto Trust 2022-4 A3†	6.32%	6/15/2027	285,000	289,889
Flagship Credit Auto Trust 2023-1 A3†	5.01%	8/16/2027	270,000	268,353
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	200,000	198,906
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	86,214	84,004

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2022-1 A†	3.88%	11/15/2034	$240,000	$232,696
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	495,000	480,482
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	150,000	136,112
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	200,000	197,172
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	4,631	4,622
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	240,000	235,836
GM Financial Automobile Leasing Trust 2022-3 A2A	4.01%	10/21/2024	241,340	239,823
GM Financial Automobile Leasing Trust 2022-3 A3	4.01%	9/22/2025	263,000	259,917
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	70,707	68,820
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	255,000	226,304
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	175,000	163,948
Honda Auto Receivables Owner Trust 2023-1 A2	5.22%	10/21/2025	585,000	585,205
Honda Auto Receivables Owner Trust 2023-1 A3	5.04%	4/21/2027	210,000	211,703
NextGear Floorplan Master Owner Trust 2023-1A A2	5.74%	3/15/2028	235,000	236,826
Nissan Auto Lease Trust 2022-A A3	3.81%	5/15/2025	295,000	291,016
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	225,000	211,303
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	60,321	59,497
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%	1/15/2025	186,309	185,819
Santander Drive Auto Receivables Trust 2022-6 A2	4.37%	5/15/2025	222,394	221,816
Santander Drive Auto Receivables Trust 2022-6 C	4.96%	11/15/2028	325,000	319,678
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	248,761	244,154
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	114,043	112,048
Toyota Auto Loan Extended Note Trust 2022-1A A†	3.82%	4/25/2035	250,000	242,601
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	7,788	7,779
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	39,612	39,349
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	100,000	94,983
Westlake Automobile Receivables Trust 2022-2A C†	4.85%	9/15/2027	60,000	59,167
Westlake Automobile Receivables Trust 2023-1A A2A†	5.51%	6/15/2026	205,000	204,935
Westlake Automobile Receivables Trust 2023-2A A2A	5.87%	7/15/2026	335,000	335,686
Westlake Automobile Receivables Trust 2023-2A B	6.14%	3/15/2028	100,000	101,063
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	1,410	1,408
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	15,000	14,819
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	45,000	44,215
Total				11,464,678

Credit Card 2.04%
American Express Credit Account Master Trust 2022-2 A	3.39%	5/15/2027	425,000	415,334
American Express Credit Account Master Trust 2022-3 A	3.75%	8/15/2027	165,000	162,193

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	$260,000	$263,358
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	550,000	537,444
Capital One Multi-Asset Execution Trust 2022-A3 A	4.95%		10/15/2027	220,000	222,458
Chase Issuance Trust 2022-A1 A	3.97%		9/15/2027	235,000	231,996
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	310,000	303,118
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	295,000	299,064
Total					2,434,965

Other 14.13%
ACAM Ltd. 2019-FL1 A†	6.174% (1 Mo. Term SOFR + 1.51%)	#	11/17/2034	22,957	22,709
ACREC Ltd. 2021-FL1 A†	5.859% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	300,000	294,211
ACRES Commercial Realty Ltd. 2021-FL2 A†	6.109% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	430,000	426,195
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	175,000	167,368
Apidos CLO XXII 2015-22A A1R†	5.868% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	250,000	247,039
Apidos CLO XXXI 2019-31A A1R†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	250,000	246,502
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	137,890	123,794
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	5.784% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	390,000	386,598
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	5.754% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	150,000	147,287
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	6.008% (1 Mo. SOFR + 1.45%)	#	1/15/2037	230,000	225,987
ARES L CLO Ltd. 2018-50A AR†	5.842% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	250,000	246,339
Bain Capital Credit CLO Ltd. 2017-1A A1R†	5.778% (3 Mo. LIBOR + .97%)	#	7/20/2030	226,907	224,749
Bain Capital Credit CLO Ltd. 2020-5A A1†	6.028% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	250,000	247,486
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	500,000	494,426
BDS Ltd. 2021-FL7 A†	5.831% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	200,000	194,903
BDS Ltd. 2022-FL11 ATS†	6.556% (1 Mo. Term SOFR + 1.80%)	#	3/19/2039	330,000	327,195

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	5.988% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	$250,000	$247,349
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2029	244,553	241,284
BSPRT Issuer Ltd. 2021-FL7 A†	6.004% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	240,000	234,310
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	5.788% (3 Mo. LIBOR + .98%)	#	7/20/2031	244,262	241,379
Carlyle US CLO Ltd. 2017-3A A1AR†	5.708% (3 Mo. LIBOR + .90%)	#	7/20/2029	242,271	239,706
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	250,000	246,254
Cedar Funding X CLO Ltd. 2019-10A AR†	5.908% (3 Mo. LIBOR + 1.10%)	#	10/20/2032	250,000	245,528
Cedar Funding XI Clo Ltd. 2019-11A A1R†	6.003% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	220,000	216,425
Cedar Funding XIV CLO Ltd. 2021-14A A†	5.892% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	250,000	246,850
CIFC Funding II Ltd. 2013-2A A1L2†	5.795% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	248,403	246,440
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	21,240	21,143
Dryden Senior Loan Fund 2017-47A A1R†	5.772% (3 Mo. LIBOR + .98%)	#	4/15/2028	224,455	222,323
Galaxy XIX CLO Ltd. 2015-19A A1RR†	5.766% (3 Mo. LIBOR + .95%)	#	7/24/2030	147,699	146,253
Greystone CRE Notes Ltd. 2021-FL3 A†	5.962% (1 Mo. Term SOFR + 1.13%)	#	7/15/2039	170,000	166,928
HGI CRE CLO Ltd. 2021-FL2 A†	5.728% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	273,282	264,436
HPEFS Equipment Trust 2023-1A A2†	5.43%		8/20/2025	225,000	225,340
KKR CLO Ltd. 24 A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	250,000	246,210
KKR CLO Ltd. 38A A1†	5.978% (3 Mo. Term SOFR + 1.32%)	#	4/15/2033	250,000	244,680
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	260,000	223,265
LFT CRE Ltd. 2021-FL1 B†	6.434% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	200,000	193,746
LoanCore Issuer Ltd. 2019-CRE2 C†	6.684% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	430,000	418,750

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. 2022-CRE7 A†	6.108% (1 Mo. SOFR + 1.55%)	#	1/17/2037	$260,000	$255,042
Madison Park Funding XI Ltd. 2013-11A AR2†	5.715% (3 Mo. LIBOR + .90%)	#	7/23/2029	237,424	234,575
Madison Park Funding XVII Ltd. 2015-17A AR2†	5.815% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	244,591	241,893
Magnetite VII Ltd. 2012-7A A1R2†	5.592% (3 Mo. LIBOR + .80%)	#	1/15/2028	191,550	189,975
Magnetite Xxix Ltd. 2021-29A A†	5.782% (3 Mo. LIBOR + .99%)	#	1/15/2034	250,000	245,946
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	305,000	267,221
Mariner Finance Issuance Trust 2022-AA A†	6.45%		10/20/2037	330,000	333,538
MF1 LLC 2022-FL9 A†	6.906% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	490,000	485,713
MF1 Ltd. 2021-FL7 A†	5.841% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	240,000	232,620
MF1 Ltd. 2021-FL7 AS†	6.211% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	230,000	220,647
MF1 Ltd. 2022-FL8 A†	5.91% (1 Mo. SOFR + 1.35%)	#	2/19/2037	340,000	329,834
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	197,610	196,358
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	11,470	11,300
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	130,000	112,336
OCP CLO Ltd. 2019-17A A1R†	5.848% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	300,000	293,624
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	5.742% (3 Mo. LIBOR + .95%)	#	7/15/2029	239,457	237,616
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	5.818% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	250,000	247,892
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	5.869% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	250,000	245,198
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	147,498	146,347
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,352
OneMain Financial Issuance Trust 2021-1A A1†	1.55%		6/16/2036	140,000	122,781
OneMain Financial Issuance Trust 2022-3A A†	5.94%		5/15/2034	245,000	245,822
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	12,798	12,330
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	213,577	206,395

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	$136,000	$132,753
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108,000	103,890
PFS Financing Corp. 2023-A A	5.80%		3/15/2028	220,000	223,964
Rad CLO 2 Ltd. 2018-2A AR†	5.872% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	250,000	245,603
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	250,000	246,432
Romark CLO Ltd. 2017-1A A2R†	6.465% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	340,000	331,690
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	114,414	113,313
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	431,671	415,526
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	220,000	210,220
TCI-Flatiron CLO Ltd. 2018-1A ANR†	5.862% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	250,000	247,110
TICP CLO XIV Ltd. 2019-14A A1R†	5.888% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	260,000	254,832
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	14,735	14,605
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	83,701	81,491
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	210,000	211,263
Total					16,847,434

Rec Vehicle Loan 0.14%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	29,275	28,329
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	137,347	135,056
Total					163,385

Student Loan 0.42%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	79,086	70,738
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	202,087	176,590
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	189,016	169,974
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	76,789	69,553
Towd Point Asset Trust 2018-SL1 A†	5.445% (1 Mo. LIBOR + .60%)	#	1/25/2046	19,064	18,925
Total					505,780
Total Asset-Backed Securities (cost $31,993,967)					31,416,242

				Shares

COMMON STOCKS 0.00%

Banks
Sable Bighorn LLC (cost $0)				16	46	(a)

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 52.05%

Aerospace/Defense 0.11%
Hexcel Corp.	4.95%	8/15/2025	$135,000	$132,540

Agriculture 2.12%
BAT Capital Corp.	2.789%	9/6/2024	54,000	52,087
BAT Capital Corp.	3.222%	8/15/2024	832,000	807,241
BAT International Finance plc (United Kingdom)(b)	1.668%	3/25/2026	23,000	20,944
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%	7/26/2024	400,000	387,653
Imperial Brands Finance plc (United Kingdom)†(b)	6.125%	7/27/2027	400,000	410,806
Philip Morris International, Inc.	4.875%	2/13/2026	143,000	144,135
Philip Morris International, Inc.	5.00%	11/17/2025	62,000	62,515
Philip Morris International, Inc.	5.125%	11/17/2027	151,000	154,619
Reynolds American, Inc.	4.45%	6/12/2025	121,000	118,879
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	411,000	366,305
Total				2,525,184

Airlines 0.10%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	78,667	77,541
American Airlines Group, Inc.†	3.75%	3/1/2025	26,000	23,883
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(b)	4.625%	12/20/2025	21,637	21,392
Total				122,816

Apparel 0.03%
PVH Corp.	4.625%	7/10/2025	38,000	37,230

Auto Manufacturers 2.46%
Daimler Truck Finance North America LLC†	5.15%	1/16/2026	150,000	150,676
Ford Motor Credit Co. LLC	3.37%	11/17/2023	239,000	234,762
Ford Motor Credit Co. LLC	5.584%	3/18/2024	200,000	198,250
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	126,941
General Motors Financial Co., Inc.	2.90%	2/26/2025	54,000	51,576
General Motors Financial Co., Inc.	3.70%	5/9/2023	92,000	91,865
General Motors Financial Co., Inc.	3.95%	4/13/2024	140,000	137,973
General Motors Financial Co., Inc.	4.25%	5/15/2023	23,000	22,960
General Motors Financial Co., Inc.	5.10%	1/17/2024	132,000	131,635
Hyundai Capital America†	0.80%	4/3/2023	80,000	80,000
Hyundai Capital America†	0.80%	1/8/2024	160,000	154,188
Hyundai Capital America†	0.875%	6/14/2024	160,000	151,541
Hyundai Capital America†	1.00%	9/17/2024	47,000	44,079
Hyundai Capital America†	1.25%	9/18/2023	218,000	213,518

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	1.30%		1/8/2026	$75,000	$67,385
Hyundai Capital America†	1.50%		6/15/2026	91,000	80,933
Hyundai Capital America	5.50%		3/30/2026	112,000	112,233
Hyundai Capital America†	5.875%		4/7/2025	137,000	138,740
Mercedes-Benz Finance North America LLC†	4.80%		3/30/2026	150,000	150,221
Nissan Motor Acceptance Co. LLC†	3.875%		9/21/2023	600,000	593,376
Total					2,932,852

Auto Parts & Equipment 0.15%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	173,000	173,973

Banks 19.53%
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	600,000	587,455
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	200,000	193,322
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	151,000	149,493
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	37,000	34,549
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	31,000	27,866
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	237,000	216,820
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	78,000	72,982
Bank of America Corp.	1.734% (SOFR + .96%)	#	7/22/2027	74,000	66,417
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	174,000	165,758
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	271,000	260,018
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	164,000	161,071
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	246,000	244,639
Bank of America Corp.	3.95%		4/21/2025	157,000	152,019
Bank of America Corp.	4.00%		1/22/2025	248,000	242,481
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	168,000	167,179
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	200,000	173,270
Bank of Ireland Group plc (Ireland)†(b)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	200,000	199,003

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Montreal (Canada)(b)	3.70%		6/7/2025	$135,000	$131,215
Bank of Montreal (Canada)(b)	4.25%		9/14/2024	175,000	172,930
Bank of Montreal (Canada)(b)	5.20%		12/12/2024	140,000	140,242
Bank of New York Mellon Corp. (The)	4.543% (SOFR + 1.17%)	#	2/1/2029	94,000	93,210
Bank of Nova Scotia (The) (Canada)(b)	4.75%		2/2/2026	95,000	94,638
Barclays plc (United Kingdom)(b)	3.932% (3 Mo. LIBOR + 1.61%)	#	5/7/2025	307,000	298,810
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	200,000	199,526
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	229,000	210,484
BNP Paribas SA (France)†(b)	5.125% (1 Yr. Treasury CMT + 1.45%)	#	1/13/2029	200,000	200,569
BPCE SA (France)†(b)	4.50%		3/15/2025	200,000	192,909
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	192,818
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	250,000	249,596
Canadian Imperial Bank of Commerce (Canada)(b)	3.945%		8/4/2025	169,000	164,339
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	95,000	94,615
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	743,000	710,839
Citigroup, Inc.	3.352% (3 Mo. Term SOFR + 1.16%)	#	4/24/2025	233,000	227,185
Citigroup, Inc.	3.875%		3/26/2025	59,000	57,197
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	106,000	105,648
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	302,000	296,777
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	250,000	227,207
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	235,415
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	435,000	418,158
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	250,000	223,176
Danske Bank A/S (Denmark)†(b)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	200,000	185,874
Danske Bank A/S (Denmark)†(b)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	200,000	178,892
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	400,000	380,761

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	$200,000	$188,989
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	200,000	198,207
Danske Bank A/S (Denmark)†(b)	6.466% (1 Yr. Treasury CMT + 2.10%)	#	1/9/2026	200,000	200,321
Discover Bank	4.25%		3/13/2026	250,000	237,580
Federation des Caisses Desjardins du Quebec (Canada)(b)	5.70%		3/14/2028	200,000	205,014
First-Citizens Bank & Trust Co.	2.969% (3 Mo. Term SOFR + 1.72%)	#	9/27/2025	250,000	227,317
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%)	#	6/19/2024	41,000	40,201
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	151,000	147,616
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	242,000	216,435
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	75,000	68,482
Goldman Sachs Group, Inc. (The)	4.223% (3 Mo. LIBOR + 1.30%)	#	5/1/2029	152,000	145,762
Goldman Sachs Group, Inc. (The)	5.324% (SOFR + .70%)	#	1/24/2025	153,000	151,353
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%)	#	8/17/2024	200,000	195,892
HSBC Holdings plc (United Kingdom)(b)	0.976% (SOFR + .71%)	#	5/24/2025	200,000	188,317
HSBC Holdings plc (United Kingdom)(b)	3.803% (3 Mo. LIBOR + 1.21%)	#	3/11/2025	400,000	391,300
HSBC USA, Inc.	5.625%		3/17/2025	200,000	200,552
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	73,000	67,029
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	239,540
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	200,000	192,218
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	400,000	384,445
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	148,000	139,046
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	172,000	163,081
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	76,000	72,714
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	301,000	300,662

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	$95,000	$94,520
JPMorgan Chase & Co.	3.845% (SOFR + .98%)	#	6/14/2025	205,000	201,130
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	169,000	168,839
JPMorgan Chase & Co.	5.679% (SOFR + .92%)	#	2/24/2026	115,000	114,321
JPMorgan Chase & Co.	5.939% (SOFR + 1.18%)	#	2/24/2028	77,000	76,130
KeyBank NA	4.70%		1/26/2026	250,000	240,179
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025	200,000	188,952
M&T Bank Corp.	4.553% (SOFR Index + 1.78%)	#	8/16/2028	94,000	87,068
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + .69%)	#	10/14/2025	76,000	70,866
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	65,000	58,050
Macquarie Group Ltd. (Australia)†(b)	5.108% (SOFR + 2.21%)	#	8/9/2026	180,000	179,094
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	493,885
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	200,000	186,388
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	215,000	213,002
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 Yr. Treasury CMT + 1.55%)	#	9/12/2025	200,000	198,743
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.719% (1 Yr. Treasury CMT + 1.08%)	#	2/20/2026	200,000	200,653
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	276,000	261,383
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	187,000	179,953
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	94,000	92,325
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	500,000	499,124
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027	52,000	51,896
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	76,000	76,663
Morgan Stanley	6.138% (SOFR + 1.77%)	#	10/16/2026	270,000	275,337

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group plc (United Kingdom)(b)	4.269% (3 Mo. LIBOR + 1.76%)	#	3/22/2025	$495,000	$485,972
NatWest Group plc (United Kingdom)(b)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	200,000	199,053
NatWest Group plc (United Kingdom)(b)	5.847% (1 Yr. Treasury CMT + 1.35%)	#	3/2/2027	200,000	200,699
NatWest Markets plc (United Kingdom)†(b)	0.80%		8/12/2024	200,000	187,254
Nordea Bank Abp (Finland)†(b)	3.60%		6/6/2025	200,000	193,124
Popular, Inc.	6.125%		9/14/2023	9,000	8,873
Royal Bank of Canada (Canada)(b)	4.24%		8/3/2027	152,000	148,298
Royal Bank of Canada (Canada)(b)	4.875%		1/12/2026	143,000	143,342
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	80,000	83,492
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	68,000	58,871
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	60,000	59,020
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%)	#	3/15/2025	400,000	378,146
Santander UK Group Holdings plc (United Kingdom)(b)	2.469% (SOFR + 1.22%)	#	1/11/2028	200,000	176,139
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	200,000	191,240
Santander UK Group Holdings plc (United Kingdom)(b)	6.534% (SOFR + 2.60%)	#	1/10/2029	200,000	203,519
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	200,000	184,536
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	400,000	384,789
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	191,604
Toronto-Dominion Bank (The) (Canada)(b)	4.693%		9/15/2027	126,000	124,806
Truist Financial Corp.	1.267% (SOFR + .61%)	#	3/2/2027	90,000	79,361
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	55,000	53,678
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	117,000	114,106
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	141,000	137,932
UBS AG (Switzerland)(b)	5.125%		5/15/2024	600,000	584,505

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	$200,000	$193,050
UBS Group AG (Switzerland)†(b)	5.711% (1 Yr. Treasury CMT + 1.55%)	#	1/12/2027	200,000	198,375
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	350,000	353,247
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	84,000	78,780
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	161,000	158,182
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	169,000	167,019
Total					23,288,958

Biotechnology 0.66%
Amgen, Inc.	5.15%		3/2/2028	181,000	184,901
Amgen, Inc.	5.25%		3/2/2025	171,000	172,967
Amgen, Inc.	5.507%		3/2/2026	181,000	181,780
Illumina, Inc.	5.75%		12/13/2027	154,000	157,966
Illumina, Inc.	5.80%		12/12/2025	84,000	84,840
Total					782,454

Building Materials 0.12%
Vulcan Materials Co.	5.80%		3/1/2026	145,000	146,399

Chemicals 0.50%
Celanese US Holdings LLC	5.90%		7/5/2024	297,000	297,246
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	146,000	130,711
Nutrien Ltd. (Canada)(b)	5.95%		11/7/2025	168,000	172,876
Total					600,833

Coal 0.08%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%		5/1/2025	100,000	99,463

Commercial Services 0.48%
Global Payments, Inc.	2.65%		2/15/2025	36,000	34,188
Global Payments, Inc.	3.75%		6/1/2023	106,000	105,676
Global Payments, Inc.	4.95%		8/15/2027	178,000	176,005
Sabre GLBL, Inc.†	7.375%		9/1/2025	148,000	132,386
Triton Container International Ltd.†	0.80%		8/1/2023	103,000	100,657
Triton Container International Ltd.†	1.15%		6/7/2024	30,000	28,227
Total					577,139

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.84%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	$109,000	$99,568
Dell International LLC/EMC Corp.	4.90%		10/1/2026	146,000	145,718
Dell International LLC/EMC Corp.	5.45%		6/15/2023	139,000	138,954
Dell International LLC/EMC Corp.	6.02%		6/15/2026	498,000	511,358
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	104,000	105,343
Total					1,000,941

Diversified Financial Services 3.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	300,000	279,711
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%		7/15/2025	198,000	199,593
Air Lease Corp.	4.25%		2/1/2024	19,000	18,692
Aircastle Ltd.	4.40%		9/25/2023	184,000	180,751
Aircastle Ltd.	5.00%		4/1/2023	107,000	107,000
Aircastle Ltd.†	5.25%		8/11/2025	113,000	110,543
Ally Financial, Inc.	1.45%		10/2/2023	23,000	22,233
Ally Financial, Inc.	3.875%		5/21/2024	232,000	223,045
Ally Financial, Inc.	5.125%		9/30/2024	272,000	263,391
Ally Financial, Inc.	5.75%		11/20/2025	103,000	96,981
American Express Co.	4.90%		2/13/2026	124,000	125,242
American Express Co.	5.85%		11/5/2027	43,000	45,148
Aviation Capital Group LLC†	1.95%		1/30/2026	132,000	117,502
Aviation Capital Group LLC†	3.875%		5/1/2023	92,000	91,621
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	107,694
Aviation Capital Group LLC	6.25%		4/15/2028	74,000	74,058
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	45,000	40,041
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	116,000	109,194
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	152,000	150,645
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	152,000	150,560
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	120,000	107,423
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	129,000	114,200
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	96,000	93,044
Capital One Financial Corp.	5.489% (SOFR + .69%)	#	12/6/2024	240,000	234,871
Navient Corp.	5.875%		10/25/2024	144,000	140,060
Navient Corp.	6.125%		3/25/2024	165,000	162,952
Navient Corp.	6.75%		6/25/2025	37,000	35,996
Navient Corp.	7.25%		9/25/2023	46,000	45,891

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Nuveen Finance LLC†	4.125%		11/1/2024	$148,000	$145,170
OneMain Finance Corp.	6.125%		3/15/2024	139,000	135,538
OneMain Finance Corp.	8.25%		10/1/2023	32,000	32,130
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	228,000	225,972
Total					3,986,892

Electric 4.49%
AES Corp. (The)†	3.30%		7/15/2025	433,000	411,094
Alexander Funding Trust†	1.841%		11/15/2023	217,000	210,553
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	178,087
American Electric Power Co., Inc.	5.75%		11/1/2027	52,000	54,104
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	225,000	224,571
Black Hills Corp.	5.95%		3/15/2028	105,000	108,866
Calpine Corp.†	5.25%		6/1/2026	44,000	42,947
Cleco Corporate Holdings LLC	3.743%		5/1/2026	264,000	251,141
Comision Federal de Electricidad (Mexico)(b)	4.75%		2/23/2027	200,000	189,973
Constellation Energy Generation LLC	5.60%		3/1/2028	95,000	97,854
DTE Energy Co.	4.22%		11/1/2024	106,000	104,874
Duke Energy Corp.	2.65%		9/1/2026	73,000	68,334
Duke Energy Corp.	4.30%		3/15/2028	77,000	75,570
Duke Energy Corp.	5.00%		12/8/2025	45,000	45,337
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	183,648
Exelon Corp.	5.15%		3/15/2028	94,000	95,720
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	329,686
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	243,789
Jersey Central Power & Light Co.†	4.70%		4/1/2024	150,000	149,065
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	43,000	42,526
NextEra Energy Capital Holdings, Inc.	5.85% (SOFR Index + 1.02%)	#	3/21/2024	410,000	408,597
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	115,000	117,049
NRG Energy, Inc.†	3.75%		6/15/2024	235,000	228,082
OGE Energy Corp.	0.703%		5/26/2023	17,000	16,882
Pacific Gas and Electric Co.	3.15%		1/1/2026	258,645	241,563
Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,334
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	100,000	104,016
Southern Co. (The)	5.113%		8/1/2027	177,000	177,524
System Energy Resources, Inc.	6.00%		4/15/2028	421,000	432,895
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	338,102
Vistra Operations Co. LLC†	4.875%		5/13/2024	123,000	121,347
Total					5,359,130

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.11%
Amphenol Corp.	4.75%		3/30/2026	$74,000	$74,341
Arrow Electronics, Inc.	6.125%		3/1/2026	58,000	58,152
Total					132,493

Energy-Alternate Sources 0.09%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	116,000	105,680

Entertainment 0.47%
Warnermedia Holdings, Inc.†	3.428%		3/15/2024	233,000	227,713
Warnermedia Holdings, Inc.†	3.638%		3/15/2025	115,000	111,160
Warnermedia Holdings, Inc.†	3.788%		3/15/2025	82,000	79,454
Warnermedia Holdings, Inc.	6.412%		3/15/2026	92,000	92,492
Warnermedia Holdings, Inc.†	6.599% (SOFR Index + 1.78%)	#	3/15/2024	51,000	51,176
Total					561,995

Equity Real Estate 0.21%
American Tower Corp.	3.60%		1/15/2028	261,000	245,041

Gas 0.74%
Brooklyn Union Gas Co. (The)†	4.632%		8/5/2027	118,000	114,653
CenterPoint Energy Resources Corp.	5.25%		3/1/2028	63,000	64,647
National Fuel Gas Co.	5.50%		1/15/2026	211,000	211,192
ONE Gas, Inc.	1.10%		3/11/2024	337,000	323,768
Southwest Gas Corp.	5.45%		3/23/2028	80,000	80,805
Southwest Gas Corp.	5.80%		12/1/2027	89,000	91,892
Total					886,957

Hand/Machine Tools 0.41%
Regal Rexnord Corp.†	6.05%		2/15/2026	87,000	87,472
Regal Rexnord Corp.†	6.05%		4/15/2028	111,000	111,131
Stanley Black & Decker, Inc.	6.00%		3/6/2028	139,000	143,388
Stanley Black & Decker, Inc.	6.272%		3/6/2026	147,000	148,784
Total					490,775

Health Care-Products 0.15%
GE HealthCare Technologies, Inc.†	5.60%		11/15/2025	182,000	184,303

Health Care-Services 0.77%
Centene Corp.	2.45%		7/15/2028	130,000	113,217
Centene Corp.	4.25%		12/15/2027	270,000	260,404
Elevance Health, Inc.	4.90%		2/8/2026	57,000	56,951
HCA, Inc.	5.00%		3/15/2024	29,000	28,837
HCA, Inc.	5.25%		4/15/2025	237,000	237,001

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.25%		6/15/2026	$18,000	$18,027
HCA, Inc.	5.375%		2/1/2025	52,000	52,055
Humana, Inc.	5.70%		3/13/2026	78,000	78,321
Humana, Inc.	5.75%		3/1/2028	74,000	76,909
Total					921,722

Home Builders 0.13%
Lennar Corp.	4.875%		12/15/2023	81,000	80,557
Toll Brothers Finance Corp.	4.375%		4/15/2023	30,000	29,996
Toll Brothers Finance Corp.	4.875%		11/15/2025	45,000	44,194
Total					154,747

Housewares 0.07%
Newell Brands, Inc.	4.70%		4/1/2026	82,000	79,012

Insurance 2.55%
CNO Financial Group, Inc.	5.25%		5/30/2025	119,000	117,851
CNO Global Funding †	1.75%		10/7/2026	150,000	134,586
Equitable Financial Life Global Funding†	1.40%		7/7/2025	143,000	132,352
Equitable Financial Life Global Funding†	5.45%		3/3/2028	138,000	141,389
F&G Annuities & Life, Inc.†	7.40%		1/13/2028	73,000	73,507
F&G Global Funding†	0.90%		9/20/2024	59,000	55,208
F&G Global Funding†	1.75%		6/30/2026	332,000	298,788
F&G Global Funding†	2.30%		4/11/2027	114,000	101,328
F&G Global Funding†	5.15%		7/7/2025	307,000	302,923
GA Global Funding Trust†	0.80%		9/13/2024	300,000	279,608
GA Global Funding Trust†	3.85%		4/11/2025	372,000	360,544
Jackson Financial, Inc.	5.17%		6/8/2027	46,000	45,909
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	140,570
Jackson National Life Global Funding†	5.50%		1/9/2026	150,000	151,801
Jackson National Life Global Funding†	5.999% (SOFR + 1.15%)	#	6/28/2024	245,000	243,306
Kemper Corp.	4.35%		2/15/2025	44,000	43,462
Metropolitan Life Global Funding I†	4.05%		8/25/2025	150,000	147,557
New York Life Global Funding(c)	4.70%		4/2/2026	114,000	114,167
Protective Life Global Funding†	5.366%		1/6/2026	150,000	152,050
Total					3,036,906

Internet 0.38%
Amazon.com, Inc.	4.55%		12/1/2027	224,000	227,504
Netflix, Inc.	4.375%		11/15/2026	224,000	221,681
Total					449,185

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.09%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	$114,000	$108,894

Lodging 0.21%
Hyatt Hotels Corp.	1.30%	10/1/2023	194,000	189,951
Hyatt Hotels Corp.	1.80%	10/1/2024	57,000	53,997
Total				243,948

Machinery-Diversified 0.13%
CNH Industrial NV (United Kingdom)(b)	4.50%	8/15/2023	88,000	87,573
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	69,000	68,017
Total				155,590

Media 0.18%
AMC Networks, Inc.	4.75%	8/1/2025	35,000	31,077
FactSet Research Systems, Inc.	2.90%	3/1/2027	52,000	48,359
Univision Communications, Inc.†	5.125%	2/15/2025	133,000	130,788
Total				210,224

Mining 1.39%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	200,000	197,778
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	200,000	200,431
Anglo American Capital plc (United Kingdom)†(b)	3.625%	9/11/2024	200,000	195,296
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	200,000	195,583
Freeport-McMoRan, Inc.	4.55%	11/14/2024	236,000	234,913
Glencore Funding LLC†	1.625%	4/27/2026	70,000	63,399
Glencore Funding LLC†	4.00%	3/27/2027	63,000	60,748
Glencore Funding LLC†	4.125%	5/30/2023	211,000	210,250
Glencore Funding LLC†	4.125%	3/12/2024	140,000	138,541
Glencore Funding LLC†	4.625%	4/29/2024	28,000	27,697
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	129,000	129,076
Total				1,653,712

Miscellaneous Manufacturing 0.06%
Parker-Hannifin Corp.	3.65%	6/15/2024	78,000	76,852

Oil & Gas 3.77%
Aker BP ASA (Norway)†(b)	2.00%	7/15/2026	200,000	180,051
California Resources Corp.†	7.125%	2/1/2026	179,000	181,371
Callon Petroleum Co.	6.375%	7/1/2026	182,000	173,123
Chord Energy Corp.†	6.375%	6/1/2026	116,000	115,035
CNX Resources Corp.†	7.25%	3/14/2027	11,000	10,957
Continental Resources, Inc.†	2.268%	11/15/2026	174,000	154,690

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	3.80%		6/1/2024	$241,000	$236,283
Continental Resources, Inc.	4.375%		1/15/2028	209,000	197,148
Continental Resources, Inc.	4.50%		4/15/2023	245,000	244,697
Crescent Energy Finance LLC†	7.25%		5/1/2026	173,000	162,779
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	200,000	196,260
Devon Energy Corp.	5.25%		10/15/2027	225,000	225,147
Devon Energy Corp.	8.25%		8/1/2023	110,000	110,474
EQT Corp.†	3.125%		5/15/2026	124,000	114,805
EQT Corp.	5.70%		4/1/2028	82,000	81,993
EQT Corp.	6.125%		2/1/2025	215,000	216,494
Gulfport Energy Corp.†	8.00%		5/17/2026	173,000	171,478
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	222,000	216,130
Matador Resources Co.	5.875%		9/15/2026	208,000	205,479
Ovintiv Exploration, Inc.	5.375%		1/1/2026	250,000	250,620
PDC Energy, Inc.	5.75%		5/15/2026	138,000	134,526
PDC Energy, Inc.	6.125%		9/15/2024	29,000	28,913
Petroleos Mexicanos (Mexico)(b)	6.875%		8/4/2026	236,000	224,270
Pioneer Natural Resources Co.	5.10%		3/29/2026	58,000	58,271
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	103,000	111,290
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%		8/15/2025	200,000	179,252
Viper Energy Partners LP†	5.375%		11/1/2027	130,000	125,141
Vital Energy, Inc.	9.50%		1/15/2025	185,000	186,473
Total					4,493,150

Oil & Gas Services 0.15%
Oceaneering International, Inc.	4.65%		11/15/2024	67,000	65,660
Weatherford International Ltd.†	11.00%		12/1/2024	108,000	110,923
Total					176,583

Pharmaceuticals 0.95%
Bayer US Finance II LLC†	3.875%		12/15/2023	200,000	197,794
Bayer US Finance II LLC†	4.25%		12/15/2025	300,000	293,713
Bayer US Finance II LLC†	5.876% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	425,000	424,560
Cigna Group (The)	5.685%		3/15/2026	102,000	102,665
CVS Health Corp.	4.30%		3/25/2028	119,000	116,933
Total					1,135,665

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.06%
Buckeye Partners LP	3.95%	12/1/2026	$181,000	$163,995
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	166,000	167,264
DCP Midstream Operating LP	5.375%	7/15/2025	50,000	49,805
Energy Transfer LP	5.875%	1/15/2024	189,000	188,975
NOVA Gas Transmission Ltd. (Canada)(b)	7.875%	4/1/2023	110,000	110,000
ONEOK, Inc.	7.50%	9/1/2023	116,000	116,414
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	94,000	91,632
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	150,000	150,396
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	176,542
Williams Cos., Inc. (The)	5.40%	3/2/2026	49,000	49,949
Total				1,264,972

REITS 1.44%
American Tower Corp.	1.60%	4/15/2026	202,000	182,785
American Tower Corp.	3.65%	3/15/2027	125,000	118,822
American Tower Corp.	5.50%	3/15/2028	123,000	125,463
Brixmor Operating Partnership LP	3.65%	6/15/2024	113,000	109,485
Crown Castle, Inc.	5.00%	1/11/2028	74,000	74,628
EPR Properties	4.50%	6/1/2027	70,000	58,089
EPR Properties	4.75%	12/15/2026	171,000	149,196
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	58,000	50,383
Kite Realty Group Trust	4.00%	3/15/2025	72,000	68,514
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	189,000	179,354
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	78,000	72,077
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	118,000	114,236
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	297,000	294,773
Vornado Realty LP	2.15%	6/1/2026	46,000	36,904
Vornado Realty LP	3.50%	1/15/2025	97,000	87,753
Total				1,722,462

Retail 0.14%
Lowe’s Cos., Inc.	4.80%	4/1/2026	66,000	66,408
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026	107,000	98,440
Total				164,848

Semiconductors 0.60%
Intel Corp.	4.875%	2/10/2026	43,000	43,566
Intel Corp.	4.875%	2/10/2028	43,000	43,712
Microchip Technology, Inc.	0.972%	2/15/2024	137,000	131,557
Microchip Technology, Inc.	2.67%	9/1/2023	229,000	225,819

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Microchip Technology, Inc.	4.25%	9/1/2025	$99,000	$97,519
Microchip Technology, Inc.	4.333%	6/1/2023	125,000	124,549
Qorvo, Inc.†	1.75%	12/15/2024	58,000	53,901
Total				720,623

Software 0.28%
Fiserv, Inc.	5.45%	3/2/2028	96,000	98,097
Oracle Corp.	2.30%	3/25/2028	104,000	93,110
Oracle Corp.	2.50%	4/1/2025	27,000	25,861
Oracle Corp.	4.50%	5/6/2028	39,000	38,550
Take-Two Interactive Software, Inc.	3.30%	3/28/2024	72,000	70,445
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	8,000	7,796
Total				333,859

Telecommunications 0.43%
Altice France SA (France)†(b)	8.125%	2/1/2027	225,000	208,485
Sprint LLC	7.125%	6/15/2024	114,000	115,992
T-Mobile USA, Inc.	2.25%	2/15/2026	126,000	117,301
T-Mobile USA, Inc.	3.75%	4/15/2027	70,000	67,334
Total				509,112

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	89,000	89,159
Total Corporate Bonds (cost $63,791,823)				62,075,273

FLOATING RATE LOANS(d) 3.37%

Aerospace 0.14%
MHI Holdings,LLC Term Loan B	9.84% (1 Mo. LIBOR + 5.00%)	9/21/2026	169,119	169,331

Commercial Services 0.23%
Moneygram International, Inc 2021 Term Loan B	9.34% (1 Mo. LIBOR + 4.50%)	7/21/2026	279,155	278,108

Electronics 0.15%
Maxar Technologies Ltd. 2022 Term Loan B (Canada)(b)	9.157% (1 Mo. Term SOFR + 4.25%)	6/14/2029	179,098	179,275

Energy 0.10%
Buckeye Partners, L.P. 2021 Term Loan B	7.109% (1 Mo. LIBOR + 2.25%)	11/1/2026	115,000	114,872

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.39%
Churchill Downs Incorporated 2017 Term Loan B	6.85% (1 Mo. LIBOR + 2.00%)		12/27/2024	$293,274	$293,151
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(b)	7.409% (3 Mo. LIBOR + 2.25%)		7/21/2026	175,251	175,370
Total					468,521

Food/Tobacco 0.09%
Aramark Services, Inc. 2018 Term Loan B3	6.59% (1 Mo. LIBOR + 1.75%)		3/11/2025	104,988	104,890

Health Care Services 0.09%
HCA Inc. 2021 Term Loan A	–	(e)	6/30/2026	100,000	100,000

Lodging 0.34%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	–	(e)	6/22/2026	291,646	291,798
Wyndham Hotels & Resorts, Inc. Term Loan B	6.59% (1 Mo. LIBOR + 1.75%)		5/30/2025	115,525	115,609
Total					407,407

Media 0.60%
Charter Communications Operating, LLC 2019 Term Loan B1	6.557% (1 Mo. LIBOR + 1.75%)		4/30/2025	712,666	713,112

Pharmaceuticals 0.29%
Horizon Therapeutics USA Inc. 2021 Term Loan B2	6.563% (1 Mo. LIBOR + 1.75%)		3/15/2028	349,239	348,992

Real Estate Investment Trusts 0.63%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	5.938% (1 Mo. LIBOR + 1.13%	)	12/8/2023	134,564	133,807
Invitation Homes Operating Partnership LP 2020 Term Loan A	5.84% (1 Mo. LIBOR + 1.00%)		1/31/2025	628,665	617,664
Total					751,471

Transportation 0.29%
XPO Logistics, Inc. 2018 Term Loan B	6.451% (1 Mo. LIBOR + 1.75%)		2/24/2025	349,366	349,104

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Utility 0.03%
Calpine Construction Finance Company, L.P. 2017 Term Loan B	6.84% (1 Mo. LIBOR + 2.00%)		1/15/2025	$32,698	$32,689
Total Floating Rate Loans (cost $4,032,184)					4,017,772

FOREIGN GOVERNMENT OBLIGATIONS 0.17%

Hong Kong 0.17%
Airport Authority†(b) (cost $199,845)	4.875%		1/12/2026	200,000	202,834

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(f)	1/16/2048	2,790	2,559
Government National Mortgage Assoc. 2014-78 IO	0.007%	#(f)	3/16/2056	10,869	33
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	12,215	10,906
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	9,928	9,446
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	29,718	27,010
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	14,916	13,804
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	19,256	17,210
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $88,472)					80,968

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.04%
Federal Home Loan Mortgage Corp.	3.78% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	1,741	1,762
Federal Home Loan Mortgage Corp.	3.884% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	4,144	4,205
Federal Home Loan Mortgage Corp.	4.142% (12 Mo. LIBOR + 1.89%)	#	12/1/2040	2,336	2,310
Federal National Mortgage Assoc.	3.656% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	9,476	9,619
Federal National Mortgage Assoc.	3.844% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	1,823	1,849
Federal National Mortgage Assoc.	3.902% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	2,078	2,115
Federal National Mortgage Assoc.	4.051% (12 Mo. LIBOR + 1.81%)	#	1/1/2042	10,103	10,278
Federal National Mortgage Assoc.	4.054% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	152	155

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.062% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	$283	$288
Federal National Mortgage Assoc.	4.067% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	601	612
Federal National Mortgage Assoc.	4.145% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	5,775	5,874
Federal National Mortgage Assoc.	5.524% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	901	926
Federal National Mortgage Assoc.	6.429% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	5,597	5,726
Federal National Mortgage Assoc.	6.513% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	1,651	1,691
Total Government Sponsored Enterprises Pass-Throughs (cost $48,616)					47,410

MUNICIPAL BONDS 0.03%

Government
State of Illinois GO (cost $27,866)	4.95%		6/1/2023	27,818	27,779

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.73%
Atrium Hotel Portfolio Trust 2017-ATRM A†	5.864% (1 Mo. LIBOR + 1.18%)	#	12/15/2036	100,000	96,847
Atrium Hotel Portfolio Trust 2018-ATRM B†	6.114% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	100,000	93,930
BBCMS Mortgage Trust 2018-TALL A†	5.557% (1 Mo. LIBOR + .72%)	#	3/15/2037	200,000	183,446
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	76,477	70,099
BB-UBS Trust 2012-TFT B†	3.56%	#(f)	6/5/2030	100,000	88,609
BB-UBS Trust 2012-TFT C†	3.56%	#(f)	6/5/2030	100,000	81,959
Benchmark 2019-B12 Mortgage Trust TCA†	3.44%	#(f)	8/15/2052	203,000	190,289
Benchmark 2019-B12 Mortgage Trust TCB†	3.44%	#(f)	8/15/2052	225,000	203,993
BFLD 2019-DPLO F†	7.482% (1 Mo. Term SOFR + 2.65%)	#	10/15/2034	250,000	240,363
BX Commercial Mortgage Trust 2019-XL A†	5.862% (1 Mo. Term SOFR + 1.03%)	#	10/15/2036	150,532	148,921
BX Commercial Mortgage Trust 2021-ACNT A†	5.535% (1 Mo. LIBOR + .85%)	#	11/15/2038	240,000	231,056
BX Commercial Mortgage Trust 2021-XL2 A†	5.373% (1 Mo. LIBOR + .69%)	#	10/15/2038	528,228	506,850
BX Trust 2021-ARIA E†	6.929% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	390,000	352,337
BX Trust 2022-LBA6 A†	5.827% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	610,000	589,584

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2022-PSB A†	7.278% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	$474,510	$472,734
BXHPP Trust 2021-FILM A†	5.334% (1 Mo. LIBOR + .65%)	#	8/15/2036	280,000	263,064
BXHPP Trust 2021-FILM B†	5.584% (1 Mo. LIBOR + .90%)	#	8/15/2036	290,000	266,003
BXP Trust 2017-CQHP A†	5.534% (1 Mo. LIBOR + .85%)	#	11/15/2034	43,000	41,470
CFCRE Commercial Mortgage Trust 2016-C6 XA	1.091%	#(f)	11/10/2049	176,742	5,289
CFCRE Commercial Mortgage Trust 2016-C7 XA	0.659%	#(f)	12/10/2054	174,035	3,546
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	3,079	3,007
Citigroup Commercial Mortgage Trust 2015-GC31 XA	0.335%	#(f)	6/10/2048	871,934	5,536
COMM 2014-UBS5 Mortgage Trust XB1†	0.096%	#(f)	9/10/2047	2,000,000	4,366
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200,000	174,441
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	90,555	80,152
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	37,119	36,849
Commercial Mortgage Pass-Through Certificates 2013-CR18 A5	3.828%		7/15/2047	170,000	165,313
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	20,561	19,885
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	184,000	179,123
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA†	0.409%	#(f)	7/10/2050	64,739	433
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA	1.366%	#(f)	8/10/2049	46,220	1,530
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.11% (1 Mo. SOFR + 2.55%)	#	7/25/2042	269,815	271,707
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.968% (1 Mo. SOFR + 2.40%)	#	12/25/2042	291,161	292,005
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1†	0.54%	#(f)	9/15/2037	978,382	9,913
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	5.634% (1 Mo. LIBOR + .95%)	#	12/15/2030	50,000	47,253

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	6.085% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	$100,000	$93,519
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(f)	4/25/2066	55,339	45,281
CSAIL Commercial Mortgage Trust 2016-C6 XA	1.86%	#(f)	1/15/2049	606,140	26,279
DBGS Mortgage Trust 2021-W52 A†	6.08% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	160,000	149,279
DBGS Mortgage Trust 2021-W52 C†	6.985% (1 Mo. LIBOR + 2.30%)	#	10/15/2036	310,000	273,571
DBJPM Mortgage Trust 2016-C3 XA	1.424%	#(f)	8/10/2049	181,577	6,604
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	8,387	7,834
DBWF Mortgage Trust 2016-85T XA†	0.014%	#(f)	12/10/2036	3,140,000	5,617
EQUS Mortgage Trust 2021-EQAZ B†	5.784% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	99,998	94,940
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100,000	95,112
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100,000	94,194
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.41% (1 Mo. SOFR + .85%)	#	9/25/2041	105,603	101,957
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	6.76% (1 Mo. SOFR + 2.20%)	#	5/25/2042	246,893	248,126
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.86% (1 Mo. SOFR + 2.30%)	#	8/25/2042	232,801	233,527
Great Wolf Trust 2019-WOLF C†	6.575% (1 Mo. Term SOFR + 1.75%)	#	12/15/2036	300,000	291,709
GS Mortgage Securities Corp Trust 2017-485L XB†	0.111%	#(f)	2/10/2037	1,590,000	8,539
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214,000	158,837
GS Mortgage Securities Corp. II 2021-ARDN A†	5.934% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	630,000	609,243
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100,000	91,475
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.634% (1 Mo. LIBOR + .95%)	#	7/15/2035	99,828	91,123
GS Mortgage Securities Corp. Trust 2019-SMP B†	6.184% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	500,000	474,343

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-ROSS A†	5.835% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	$100,000	$90,270
GS Mortgage Securities Corp. Trust 2021-ROSS H†	10.585% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	100,000	76,083
GS Mortgage Securities Corp. Trust 2022-ECI A†	7.022% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	470,000	470,950
GS Mortgage Securities Trust 2011-GC5 B†	5.156%	#(f)	8/10/2044	107,000	85,740
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	100,000	99,401
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151,000	148,323
GS Mortgage Securities Trust 2015-GS1 XB	0.18%	#(f)	11/10/2048	1,082,000	5,987
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100,000	94,408
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100,000	99,676
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100,000	99,490
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100,000	93,250	(a)
HONO Mortgage Trust 2021-LULU A†	5.834% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	100,000	96,007
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179,000	148,609
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.245%	#(f)	8/5/2034	1,000,000	138
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	530	528
Irvine Core Office Trust 2013-IRV A2†	3.174%	#(f)	5/15/2048	27,000	26,253
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	7.184% (1 Mo. LIBOR + 2.50%)	#	12/15/2036	420,000	304,902
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.432%	#(f)	7/15/2048	707,127	5,880
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA	0.933%	#(f)	1/15/2048	613,271	6,871
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200,000	83,000
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA	0.579%	#(f)	12/15/2049	779,238	12,642
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA	0.987%	#(f)	9/15/2050	885,618	27,033
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243,000	242,806
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	6.134% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	90,000	80,595

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	6.834% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	$24,000	$21,264
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	7.234% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	18,000	15,777
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA†	1.336%	#(f)	1/5/2034	3,332,000	17,280
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA†	0.344%	#(f)	1/10/2037	9,368,548	59,549
KIND Trust 2021-KIND A†	5.892% (1 Mo. Term SOFR + 1.06%)	#	8/15/2038	158,852	150,319
Life Mortgage Trust 2022-BMR2 A1†	6.122% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	260,000	254,618
LoanCore Issuer Ltd. 2019-CRE3 AS†	6.054% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	35,844	35,178
LSTAR Commercial Mortgage Trust 2016-4 XA†	1.693%	#(f)	3/10/2049	519,565	9,690
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	73,109	73,079
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	96,982	78,192
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.168%	#(f)	8/15/2046	139,000	137,591
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA	0.549%	#(f)	7/15/2050	354,438	3,301
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA	1.274%	#(f)	11/15/2049	807,046	27,535
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	5,984	5,825
Morgan Stanley Capital I Trust 2016-UB11 XB	0.883%	#(f)	8/15/2049	1,000,000	26,643
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	6,371	6,042
MTN Commercial Mortgage Trust 2022-LPFL A†	6.224% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	300,000	296,012
NYO Commercial Mortgage Trust 2021-1290 A†	5.78% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	360,000	330,852
One New York Plaza Trust 2020-1NYP A†	5.634% (1 Mo. LIBOR + .95%)	#	1/15/2036	100,000	95,970
One New York Plaza Trust 2020-1NYP AJ†	5.934% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	120,000	112,942
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10,000	6,150
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77,000	3,638
PFP Ltd. 2021-7 A†	5.534% (1 Mo. LIBOR + .85%)	#	4/14/2038	56,582	55,539

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	$100,000	$99,677
Ready Capital Mortgage Financing LLC 2021-FL6 A†	5.795% (1 Mo. LIBOR + .95%)	#	7/25/2036	132,415	128,854
SFO Commercial Mortgage Trust 2021-555 A†	5.834% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	110,000	98,818
SG Commercial Mortgage Securities Trust 2019-787E X†	0.305%	#(f)	2/15/2041	4,149,000	74,788
Shops at Crystals Trust 2016-CSTL XB†	0.203%	#(f)	7/5/2036	1,000,000	6,665
SMRT 2022-MINI A†	5.828% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	610,000	587,440
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	25,832	23,802
Verus Securitization Trust 2021-R2 A1†	0.918%	#(f)	2/25/2064	34,897	30,003
Verus Securitization Trust 2021-R3 A1†	1.02%	#(f)	4/25/2064	46,703	41,670
Wells Fargo Commercial Mortgage Trust 2015-C29 XB	0.015%	#(f)	6/15/2048	2,000,000	2,168
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.654%	#(f)	9/15/2048	818,817	9,930
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA	1.716%	#(f)	8/15/2049	906,825	39,777
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,087,169)					13,988,431

U.S. TREASURY OBLIGATIONS 2.74%
U.S. Treasury Inflation Indexed Note(g)	0.25%		1/15/2025	763,051	744,673
U.S. Treasury Note	3.625%		3/31/2028	2,519,000	2,523,329
Total U.S. Treasury Obligations (cost $3,252,734)					3,268,002
Total Long-Term Investments (cost $118,522,676)					115,124,757

SHORT-TERM INVESTMENTS 2.84%

COMMERCIAL PAPER 0.47%

Pharmaceuticals 0.47%
BAYER Corp. (cost $564,628)	6.048%		7/21/2023	575,000	564,837

U.S. TREASURY OBLIGATIONS 1.12%
U.S. Treasury Bill (cost $1,333,373)	Zero Coupon		4/11/2023	1,335,000	1,333,643

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 1.25%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $1,527,400 of When Issued Treasury Note at 3.875% due 3/31/2025; value: $1,520,658; proceeds: $1,491,129 (cost $1,490,831)			$1,490,831	$1,490,831
Total Short-Term Investments (cost $3,388,832)				3,389,311
Total Investments in Securities 99.38% (cost $121,911,508)				118,514,068
Other Assets and Liabilities – Net(h) 0.62%				745,064
Net Assets 100.00%				$119,259,132

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $59,164,758, which represents 49.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	$600,000	$891
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	600,000	632
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	602,340	6,121
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	581,000	3,818
Total Unrealized Appreciation on Centrally Cleared CPI Swaps					$11,462

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2023	255	Long	$52,207,300	$52,645,547	$438,247

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2023	107	Short	$(11,485,970)	$(11,717,336)	$(231,366)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$31,416,242	$–	$31,416,242
Common Stocks	–	–	46	46
Corporate Bonds	–	62,075,273	–	62,075,273
Floating Rate Loans	–	4,017,772	–	4,017,772
Foreign Government Obligations	–	202,834	–	202,834
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	80,968	–	80,968
Government Sponsored Enterprises Pass-Throughs	–	47,410	–	47,410
Municipal Bonds	–	27,779	–	27,779
Non-Agency Commercial
Mortgage-Backed Securities	–	13,895,181	93,250	13,988,431
U.S. Treasury Obligations	–	3,268,002	–	3,268,002
Short-Term Investments
Commercial Paper	–	564,837	–	564,837
U.S. Treasury Obligations	–	1,333,643	–	1,333,643
Repurchase Agreements	–	1,490,831	–	1,490,831
Total	$–	$118,420,772	$93,296	$118,514,068

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	–	$11,462	–	$11,462
Liabilities	–	–	–	–
Futures Contracts
Assets	438,247	–	–	438,247
Liabilities	(231,366)	–	–	(231,366)
Total	$206,881	$11,462	$–	$218,343

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 112.47%

ASSET-BACKED SECURITIES 15.23%

Automobiles 5.74%
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	$292,698	$291,678
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500,000	1,403,794
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	520,800	516,786
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	62,775	62,622
Exeter Automobile Receivables Trust 2018-3A E†	5.43%	8/15/2024	1,903,409	1,901,843
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	2,380,000	2,381,368
First Investors Auto Owner Trust 2021-1A E†	3.35%	4/15/2027	1,000,000	894,302
Flagship Credit Auto Trust 2018-3 E†	5.28%	12/15/2025	1,425,000	1,403,011
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	1,675,000	1,640,788
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	14,037	14,010
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	2,010,000	1,987,080
Ford Credit Auto Lease Trust 2023-A A3	4.94%	3/15/2026	2,750,000	2,743,895
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	2,055,525	2,033,449
GM Financial Consumer Automobile Receivables Trust 2023-1 A3	4.66%	2/16/2028	1,705,000	1,711,740
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	2,081,000	2,015,494
Santander Consumer Auto Receivables Trust 2021-AA E†	3.28%	3/15/2027	1,386,000	1,271,801
Santander Drive Auto Receivables Trust 2020-3 D	1.64%	11/16/2026	2,350,000	2,279,360
Santander Drive Auto Receivables Trust 2022-5 C	4.74%	10/16/2028	1,009,000	989,866
Santander Drive Auto Receivables Trust 2022-6 C	4.96%	11/15/2028	2,310,000	2,272,171
Santander Drive Auto Receivables Trust 2022-7 C	6.69%	3/17/2031	2,470,000	2,559,856
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	182,029	181,815
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	1,450,000	1,387,436
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	1,850,000	1,721,594
Westlake Automobile Receivables Trust 2023-1A C†	5.74%	8/15/2028	885,000	889,055
Total				34,554,814

Credit Card 0.64%
BA Credit Card Trust 2022-A2 A2	5.00%	4/15/2028	1,785,000	1,808,057
Discover Card Execution Note Trust 2022-A3 A3	3.56%	7/15/2027	2,085,000	2,038,710
Total				3,846,767

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.82%
Apidos CLO XXVI 2017-26A A2R†	6.295% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	$570,000	$556,425
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	7.634% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	330,000	305,913
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	6.034% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	2,760,000	2,708,400
Ares XL CLO Ltd. 2016-40A A1RR†	5.662% (3 Mo. LIBOR + .87%)	#	1/15/2029	718,399	712,548
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	2,765,000	2,751,278
Bain Capital Credit CLO 2019-2A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	1,690,000	1,658,332
Ballyrock CLO Ltd. 2023-23A A1†	6.971% (3 Mo. Term SOFR + 1.98%)	#	4/25/2036	1,950,000	1,940,627
Barings CLO Ltd. 2019-3A A1R†	5.878% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	1,000,000	988,852
BlueMountain CLO XXXI Ltd. 2021-31A A1†	5.948% (3 Mo. LIBOR + 1.15%)	#	4/19/2034	1,370,000	1,335,837
Carlyle US CLO Ltd. 2019-1A A1AR†	5.888% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	1,330,000	1,310,069
Carlyle US CLO Ltd. 2021-1A A1†	5.932% (3 Mo. LIBOR + 1.14%)	#	4/15/2034	2,860,000	2,800,670
CIFC Funding V Ltd. 2014-5A A1R2†	5.992% (3 Mo. LIBOR + 1.20%)	#	10/17/2031	640,000	634,448
Dryden Senior Loan Fund 2017-47A BR†	6.262% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	1,990,000	1,949,966
Goldentree Loan Opportunities X Ltd. 2015-10A AR†	5.928% (3 Mo. LIBOR + 1.12%)	#	7/20/2031	750,000	741,013
HGI CRE CLO Ltd. 2021-FL1 C†	6.428% (1 Mo. LIBOR + 1.70%)	#	6/16/2036	1,150,000	1,074,035
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840,000	1,656,381
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400,000	1,224,234
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	650,000	498,670
LoanCore Issuer Ltd. 2022-CRE7 A†	6.108% (1 Mo. SOFR + 1.55%)	#	1/17/2037	1,350,000	1,324,259
Logan CLO I Ltd. 2021-1A A†	5.968% (3 Mo. LIBOR + 1.16%)	#	7/20/2034	1,040,000	1,017,296
Magnetite VII Ltd. 2012-7A A1R2†	5.592% (3 Mo. LIBOR + .80%)	#	1/15/2028	1,356,176	1,345,024

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	$1,134,614	$1,114,666
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	650,000	500,690
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	1,697,270	1,669,883
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,946,610	1,909,637
Mountain View CLO LLC 2017-1A AR†	5.882% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	827,567	822,323
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	6.138% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	2,000,000	1,978,219
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	2,745,000	2,395,553
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442,000	1,399,499
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369,000	1,231,754
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,935,150	1,699,848
Signal Peak CLO Ltd. 2020-8A A†	6.078% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	2,004,915	1,973,146
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	751,142	602,920
TCW CLO Ltd. 2022 1A A1†	5.994% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	1,500,000	1,469,388
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	4,500,000	4,439,431
Verizon Master Trust 2022-7 A1A	5.23%		11/22/2027	1,352,000	1,360,134
Total					53,101,368

Student Loan 0.03%
Towd Point Asset Trust 2018-SL1 A†	5.445% (1 Mo. LIBOR + .60%)	#	1/25/2046	153,931	152,810
Total Asset-Backed Securities (cost $95,105,938)					91,655,759

CORPORATE BONDS 43.23%

Aerospace/Defense 0.19%
Bombardier, Inc. (Canada)†(a)	6.00%		2/15/2028	622,000	606,450
TransDigm, Inc.	4.625%		1/15/2029	639,000	568,736
Total					1,175,186

Agriculture 1.61%
BAT Capital Corp.	3.222%		8/15/2024	3,340,000	3,240,606
Cargill, Inc.†	4.00%		6/22/2032	2,907,000	2,775,225
Philip Morris International, Inc.	5.625%		11/17/2029	1,700,000	1,777,138
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	2,000,000	1,929,140
Total					9,722,109

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.60%
American Airlines, Inc.†	7.25%		2/15/2028	$632,000	$615,230
American Airlines, Inc.†	11.75%		7/15/2025	627,000	686,596
British Airways 2020-1 Class A Pass Through Trust A (United Kingdom)†(a)	4.25%		5/15/2034	1,086,532	1,018,071
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287,000	1,320,361
Total					3,640,258

Apparel 0.19%
Levi Strauss & Co.†	3.50%		3/1/2031	661,000	564,226
PVH Corp.	7.75%		11/15/2023	561,000	570,761
Total					1,134,987

Auto Manufacturers 0.43%
Daimler Truck Finance North America LLC†	5.20%		1/17/2025	994,000	996,171
Ford Motor Co.	3.25%		2/12/2032	2,007,000	1,580,245
Total					2,576,416

Banks 11.95%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 Yr. Treasury CMT+ 1.90%)	#	3/13/2037	800,000	614,599
Bank of America Corp.	2.087% (SOFR+ 1.06%)	#	6/14/2029	1,549,000	1,335,136
Bank of America Corp.	2.687% (SOFR+ 1.32%)	#	4/22/2032	2,390,000	1,995,997
Bank of America Corp.	3.458% (3 Mo. LIBOR + .97%)	#	3/15/2025	1,455,000	1,424,935
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	3,996,000	3,787,862
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	965,798
BNP Paribas SA (France)†(a)	4.375% (5 Yr Swap rate + 1.48%)	#	3/1/2033	1,296,000	1,181,768
Citigroup, Inc.	2.666% (SOFR+ 1.15%)	#	1/29/2031	816,000	697,025
Citigroup, Inc.	3.887% (3 Mo. Term SOFR + 1.82%)	#	1/10/2028	2,186,000	2,090,625
Citigroup, Inc.	3.98% (3 Mo. Term SOFR + 1.60%)	#	3/20/2030	4,576,000	4,269,162
Citigroup, Inc.	4.14% (SOFR+ 1.37%)	#	5/24/2025	605,000	594,537
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT+ 1.45%)	#	3/28/2025	2,812,000	2,745,853
Danske Bank A/S (Denmark)†(a)	4.375%		6/12/2028	200,000	188,843
Goldman Sachs Group, Inc. (The)	2.383% (SOFR+ 1.25%)	#	7/21/2032	3,250,000	2,640,769
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	2,157,000	2,093,909
HSBC Holdings plc (United Kingdom)(a)	3.803% (3 Mo. LIBOR + 1.21%)	#	3/11/2025	1,218,000	1,191,509

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.963% (SOFR+ 1.26%)	#	1/25/2033	$4,128,000	$3,533,051
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	2,477,000	2,344,399
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	1,015,000	971,490
M&T Bank Corp.	5.053% (SOFR+ 1.85%)	#	1/27/2034	1,762,000	1,637,817
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030	516,000	445,746
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR+ 1.44%)	#	6/23/2032	2,044,000	1,637,298
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	1,931,000	1,866,605
Morgan Stanley	2.239% (SOFR+ 1.18%)	#	7/21/2032	3,201,000	2,570,678
Morgan Stanley	2.484% (SOFR+ 1.36%)	#	9/16/2036	1,088,000	827,259
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	4,792,000	4,624,197
Morgan Stanley	5.05% (SOFR+ 1.30%)	#	1/28/2027	934,000	932,129
Morgan Stanley	6.342% (SOFR+ 2.56%)	#	10/18/2033	2,805,000	3,066,053
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	1,456,000	1,519,559
State Street Corp.	4.164% (SOFR+ 1.73%)	#	8/4/2033	994,000	936,493
Toronto-Dominion Bank (The) (Canada)(a)	4.456%		6/8/2032	800,000	779,526
U.S. Bancorp	4.839% (SOFR+ 1.60%)	#	2/1/2034	1,623,000	1,575,778
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,399,000	1,362,871
UBS Group AG (Switzerland)†(a)	5.711% (1 Yr. Treasury CMT+ 1.55%)	#	1/12/2027	1,403,000	1,391,603
US Bancorp	4.967% (SOFR+ 2.11%)	#	7/22/2033	2,235,000	2,118,220
Wachovia Corp.	7.574%		8/1/2026	660,000	695,121
Wells Fargo & Co.	2.188% (SOFR+ 2.00%)	#	4/30/2026	1,422,000	1,333,637
Wells Fargo & Co.	2.393% (SOFR+ 2.10%)	#	6/2/2028	5,043,000	4,544,386
Wells Fargo & Co.	3.35% (SOFR+ 1.50%)	#	3/2/2033	1,349,000	1,170,388
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	1,873,000	1,766,020
Westpac Banking Corp. (Australia)(a)	2.894% (5 Yr. Treasury CMT+ 1.35%)	#	2/4/2030	475,000	445,745
Total					71,914,396

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.52%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	$1,663,000	$1,657,125
Constellation Brands, Inc.	3.15%		8/1/2029	1,591,000	1,455,436
Total					3,112,561

Biotechnology 0.30%
Amgen, Inc.	5.25%		3/2/2030	1,392,000	1,424,199
Baxalta, Inc.	4.00%		6/23/2025	375,000	367,466
Total					1,791,665

Building Materials 0.10%
Standard Industries, Inc.†	4.375%		7/15/2030	677,000	589,755

Chemicals 0.44%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	576,056
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,351,000	2,104,797
Total					2,680,853

Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029	1,043,000	909,318

Commercial Services 0.42%
Adani Ports & Special Economic Zone Ltd. (India)(a)	4.00%		7/30/2027	670,000	533,320
Global Payments, Inc.	4.00%		6/1/2023	1,988,000	1,981,393
Total					2,514,713

Computers 0.14%
Leidos, Inc.	5.75%		3/15/2033	825,000	843,655

Cosmetics/Personal Care 0.34%
Haleon U.S. Capital LLC	3.625%		3/24/2032	1,343,000	1,220,453
Kenvue, Inc.†	5.05%		3/22/2053	803,000	828,259
Total					2,048,712

Diversified Financial Services 2.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	523,000	517,274
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	959,446
American Express Co.	4.42% (SOFR+ 1.76%)	#	8/3/2033	1,180,000	1,128,954
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	722,813
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,904,900
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	2,161,000	1,922,854
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	1,300,000	1,223,729

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	4.00%	9/15/2027	$2,305,000	$2,279,425
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	469,000	452,007
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677,000	563,064
OneMain Finance Corp.	5.375%	11/15/2029	700,000	589,610
Total				12,264,076

Electric 3.72%
AES Corp. (The)†	3.95%	7/15/2030	1,138,000	1,021,537
Alfa Desarrollo SpA (Chile)†(a)	4.55%	9/27/2051	1,186,123	870,787
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	1,118,000	1,059,012
CenterPoint Energy Houston Electric LLC	4.95%	4/1/2033	603,000	616,138
Constellation Energy Generation LLC	6.25%	10/1/2039	1,303,000	1,375,150
Duke Energy Corp.	4.50%	8/15/2032	2,578,000	2,494,773
Duke Energy Indiana LLC	5.40%	4/1/2053	712,000	726,193
Indiana Michigan Power Co.	5.625%	4/1/2053	717,000	747,630
Indianapolis Power & Light Co.†	5.65%	12/1/2032	2,543,000	2,674,179
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	1,535,000	1,356,307
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	487,457
Oklahoma Gas & Electric Co.	5.40%	1/15/2033	2,346,000	2,421,499
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%	6/30/2030	1,390,000	1,195,087
Southern Co. (The)	4.475%	8/1/2024	2,400,000	2,372,466
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,061,000	2,956,943
Total				22,375,158

Entertainment 0.44%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	532,638
Warnermedia Holdings, Inc.†	3.428%	3/15/2024	2,151,000	2,102,186
Total				2,634,824

Equity Real Estate 0.08%
American Tower Corp.	2.95%	1/15/2025	497,000	478,710

Food 0.20%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	709,000	617,563
Post Holdings, Inc.†	4.625%	4/15/2030	675,000	605,576
Total				1,223,139

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 1.09%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$1,443,000	$1,402,702
National Fuel Gas Co.	5.50%	1/15/2026	1,622,000	1,623,479
NiSource, Inc.	2.95%	9/1/2029	1,952,000	1,736,692
ONE Gas, Inc.	1.10%	3/11/2024	550,000	528,404
Southwest Gas Corp.	4.05%	3/15/2032	1,373,000	1,264,049
Total				6,555,326

Health Care-Products 0.70%
GE HealthCare Technologies, Inc.†	5.65%	11/15/2027	2,613,000	2,702,347
PerkinElmer, Inc.	0.85%	9/15/2024	1,605,000	1,507,524
Total				4,209,871

Health Care-Services 2.48%
Centene Corp.	2.45%	7/15/2028	810,000	705,429
Centene Corp.	3.375%	2/15/2030	3,543,000	3,094,258
Centene Corp.	4.25%	12/15/2027	869,000	838,116
Elevance Health, Inc.	2.25%	5/15/2030	2,100,000	1,804,275
Elevance Health, Inc.	5.125%	2/15/2053	812,000	809,639
Elevance Health, Inc.	5.50%	10/15/2032	1,327,000	1,396,835
Humana, Inc.	1.35%	2/3/2027	1,718,000	1,509,689
Humana, Inc.	5.875%	3/1/2033	2,041,000	2,198,138
UnitedHealth Group, Inc.	4.00%	5/15/2029	2,642,000	2,586,191
Total				14,942,570

Insurance 0.77%
Assurant, Inc.	2.65%	1/15/2032	595,000	450,264
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,636,987
Metropolitan Life Global Funding I†	4.05%	8/25/2025	444,000	436,768
Metropolitan Life Global Funding I†	5.15%	3/28/2033	910,000	918,241
New York Life Global Funding†	4.55%	1/28/2033	1,214,000	1,202,644
Total				4,644,904

Internet 1.24%
Amazon.com, Inc.	4.70%	12/1/2032	4,226,000	4,334,751
Netflix, Inc.	6.375%	5/15/2029	2,364,000	2,533,428
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	660,000	600,413
Total				7,468,592

Iron-Steel 0.10%
United States Steel Corp.	6.875%	3/1/2029	587,000	587,581

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.31%
Life Time, Inc.†	5.75%	1/15/2026	$325,000	$316,062
NCL Corp. Ltd.†	5.875%	2/15/2027	649,000	605,936
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	688,000	613,610
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	297,000	310,613
Total				1,846,221

Lodging 0.10%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	650,000	615,017

Machinery-Diversified 0.43%
Chart Industries, Inc.†	9.50%	1/1/2031	579,000	611,398
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	2,097,000	1,994,234
Total				2,605,632

Media 0.40%
DISH Network Corp.†	11.75%	11/15/2027	567,000	550,588
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,105,000	1,838,041
Total				2,388,629

Mining 1.11%
Alcoa Nederland Holding BV (Netherlands)†(a)	4.125%	3/31/2029	634,000	565,002
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028	1,119,000	1,121,411
Anglo American Capital plc (United Kingdom)†(a)	4.00%	9/11/2027	1,638,000	1,557,877
Corp. Nacional del Cobre de Chile (Chile)†(a)	5.125%	2/2/2033	1,213,000	1,226,262
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.375%	4/1/2031	1,046,000	918,927
Glencore Funding LLC†	4.875%	3/12/2029	1,297,000	1,282,830
Total				6,672,309

Oil & Gas 2.94%
California Resources Corp.†	7.125%	2/1/2026	642,000	650,503
Callon Petroleum Co.†	8.00%	8/1/2028	633,000	627,683
Comstock Resources, Inc.†	6.75%	3/1/2029	666,000	610,016
Continental Resources, Inc.†	5.75%	1/15/2031	3,764,000	3,619,537
Diamondback Energy, Inc.	3.125%	3/24/2031	2,136,000	1,853,622
Diamondback Energy, Inc.	3.50%	12/1/2029	900,000	823,431
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	609,000	591,529
EQT Corp.	7.00%	2/1/2030	3,141,000	3,290,653
Occidental Petroleum Corp.	6.125%	1/1/2031	303,000	314,670
Occidental Petroleum Corp.	6.625%	9/1/2030	1,719,000	1,811,972
Ovintiv, Inc.	6.50%	2/1/2038	1,193,000	1,191,712

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(a)	6.70%		2/16/2032	$2,172,000	$1,730,568
Vital Energy, Inc.	9.50%		1/15/2025	579,000	583,609
Total					17,699,505

Packaging & Containers 0.10%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%		10/15/2028	699,000	611,791

Pharmaceuticals 1.92%
AbbVie, Inc.	3.20%		11/21/2029	1,522,000	1,413,034
Bayer Corp.†	6.65%		2/15/2028	670,000	707,471
BellRing Brands, Inc.†	7.00%		3/15/2030	577,000	585,003
Cigna Group (The)	2.40%		3/15/2030	2,832,000	2,457,899
Cigna Group (The)	4.375%		10/15/2028	295,000	290,864
CVS Health Corp.	1.75%		8/21/2030	1,918,000	1,560,108
CVS Health Corp.	3.25%		8/15/2029	3,857,000	3,529,027
CVS Health Corp.	5.05%		3/25/2048	1,112,000	1,041,353
Total					11,584,759

Pipelines 1.57%
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	688,000	593,001
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	572,346
CNX Midstream Partners LP†	4.75%		4/15/2030	637,000	548,648
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	754,507
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%		8/31/2036	1,650,000	1,416,014
Galaxy Pipeline Assets Bidco Ltd.
(United Arab Emirates)†(a)	3.25%		9/30/2040	1,813,000	1,433,773
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,360,000	1,344,747
NGPL PipeCo LLC†	3.25%		7/15/2031	1,489,000	1,265,071
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,512,000	1,522,207
Total					9,450,314

REITS 1.33%
American Tower Corp.	2.40%		3/15/2025	949,000	901,917
American Tower Corp.	3.80%		8/15/2029	2,800,000	2,604,367
Crown Castle, Inc.	2.10%		4/1/2031	1,001,000	818,484
Crown Castle, Inc.	3.30%		7/1/2030	2,308,000	2,082,594
EPR Properties	4.95%		4/15/2028	732,000	611,974
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	1,000,000	992,500
Total					8,011,836

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.37%
Lowe’s Cos., Inc.	5.00%	4/15/2033	$1,669,000	$1,670,476
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	617,000	571,441
Total				2,241,917

Semiconductors 0.25%
Broadcom, Inc.†	4.15%	4/15/2032	983,000	896,179
Entegris, Inc.†	3.625%	5/1/2029	700,000	604,842
Total				1,501,021

Software 0.79%
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029	679,000	601,267
Oracle Corp.	2.875%	3/25/2031	2,024,000	1,732,973
Oracle Corp.	6.25%	11/9/2032	1,130,000	1,215,992
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,183,874
Total				4,734,106

Telecommunications 1.37%
AT&T, Inc.	4.30%	2/15/2030	2,000,000	1,944,114
Frontier Communications Holdings LLC†	5.00%	5/1/2028	641,000	556,952
Sprint Capital Corp.	6.875%	11/15/2028	520,000	559,260
Sprint Capital Corp.	8.75%	3/15/2032	1,122,000	1,367,224
T-Mobile USA, Inc.	3.50%	4/15/2025	853,000	829,614
T-Mobile USA, Inc.	3.875%	4/15/2030	3,200,000	3,005,126
Total				8,262,290
Total Corporate Bonds (cost $272,116,593)				260,264,682

FLOATING RATE LOANS(b) 1.38%

Healthcare 0.28%
Medline Borrower, LP USD Term Loan B	8.09% (1 Mo. LIBOR + 3.25%)	10/23/2028	897,733	876,484
Organon & Co USD Term Loan	8.00% (3 Mo. LIBOR + 3.00%)	6/2/2028	819,427	820,107
Total				1,696,591

Internet 0.11%
Uber Technologies, Inc. 2023 Term Loan B	7.656% (3 Mo. Term SOFR + 2.75%)	2/28/2030	669,972	669,396

Lodging 0.25%
Hilton Domestic Operating Company, Inc. 2019 Term Loan B2	6.642% (1 Mo. Term SOFR + 1.75%)	6/22/2026	1,489,229	1,490,003

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.40%
Charter Communications Operating, LLC 2019 Term Loan B1	6.557% (1 Mo. LIBOR + 1.75%)		4/30/2025	$1,497,999	$1,498,935
Charter Communications Operating, LLC 2019 Term Loan B2	6.557% (1 Mo. Term SOFR + 1.75%)		2/1/2027	897,674	890,802
Total					2,389,737

Pharmaceuticals 0.10%
Option Care Health, Inc. 2021 Term Loan B	-	(c)	10/27/2028	598,485	596,989

Utility 0.24%
Calpine Corporation 2020 Term Loan B5	7.35% (1 Mo. LIBOR + 2.50%)		12/16/2027	897,704	895,042
Vistra Operations Company LLC 1st Lien Term Loan B3	6.46% - 6.59% (1 Mo. LIBOR + 1.75%)		12/31/2025	588,329	585,979
Total					1,481,021
Total Floating Rate Loans (cost $8,322,318)					8,323,737

FOREIGN GOVERNMENT OBLIGATIONS(a) 2.42%

Costa Rica 0.20%
Costa Rica Government International Bond†	6.55%		4/3/2034	1,200,000	1,208,400

Japan 0.97%
Japan Bank for International Cooperation	4.25%		1/26/2026	4,380,000	4,385,259
Japan International Cooperation Agency	3.25%		5/25/2027	1,516,000	1,453,472
Total					5,838,731

Mexico 0.25%
Mexico Government International Bond	4.875%		5/19/2033	1,560,000	1,495,469

Panama 0.24%
Republic of Panama	2.252%		9/29/2032	1,848,000	1,420,890

Saudi Arabia 0.14%
Saudi Government International Bond†	4.875%		7/18/2033	855,000	864,459

Senegal 0.08%
Republic of Senegal†	6.25%		5/23/2033	640,000	510,653

Sri Lanka 0.04%
Sri Lanka Government International Bond†(d)	5.875%		7/25/2022	670,000	262,698

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Sweden 0.50%
Svensk Exportkredit AB	4.375%		2/13/2026	$2,960,000	$2,983,067
Total Foreign Government Obligations (cost $14,991,706)					14,584,367

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.73%
Freddie Mac Multifamily Structured Pass Through Certificates K145 A2	2.58%		5/25/2032	2,161,000	1,895,504
Freddie Mac Multifamily Structured Pass Through Certificates KG07 A2	3.123%	#(e)	8/25/2032	2,510,000	2,299,244
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA	2.114%	#(e)	2/25/2032	2,436,172	189,531
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,312,263)					4,384,279

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.85%
Fannie Mae or Freddie Mac(f)	2.00%		TBA	3,428,000	2,836,977
Fannie Mae or Freddie Mac(f)	4.00%		TBA	2,967,000	2,839,291
Fannie Mae or Freddie Mac(f)	4.50%		TBA	2,610,000	2,558,083
Fannie Mae or Freddie Mac(f)	5.00%		TBA	3,928,000	3,953,841
Fannie Mae or Freddie Mac(f)	5.50%		TBA	10,209,000	10,334,070
Fannie Mae or Freddie Mac(f)	6.00%		TBA	3,366,000	3,433,839
Fannie Mae or Freddie Mac(f)	6.50%		TBA	2,272,000	2,340,692
Fannie Mae Pool	2.00%		6/1/2051 - 11/1/2051	4,451,030	3,696,244
Fannie Mae Pool	2.50%		8/1/2050 - 5/1/2052	30,136,634	26,394,478
Fannie Mae Pool	3.00%		12/1/2048 - 1/1/2051	4,750,799	4,350,078
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	4,007,360	3,770,169
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	4,554,513	4,413,742
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	4,131,311	4,178,861
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 7/1/2051	3,387,414	2,951,217
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	1,085,304	1,028,937
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,717,826	2,698,135
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	5,784,005	5,845,075
Federal National Mortgage Assoc.	3.902% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	93,518	95,169
Ginnie Mae(f)	3.00%		TBA	8,750,000	7,976,119
Ginnie Mae(f)	3.50%		TBA	1,525,000	1,430,700

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Ginnie Mae(f)	4.00%		TBA	$5,367,000	$5,168,560
Ginnie Mae(f)	4.50%		TBA	7,832,000	7,715,772
Ginnie Mae(f)	5.00%		TBA	14,875,000	14,882,462
Ginnie Mae(f)	5.50%		TBA	12,517,000	12,651,425
Ginnie Mae(f)	6.00%		TBA	9,959,000	10,138,789
Ginnie Mae(f)	6.50%		TBA	7,725,000	7,946,157
Total Government Sponsored Enterprises Pass-Throughs (cost $157,204,079)					155,628,882

MUNICIPAL BONDS 0.10%

Government
New York City Transitional Finance Authority Future Tax Secured Revenue NY (cost $767,407)	1.95%		8/1/2034	795,000	593,723

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.88%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(e)	12/25/2059	66,802	63,124
BANK 2021-BN35 A5	2.285%		6/15/2064	606,000	491,217
BBCMS Mortgage Trust 2019-BWAY A†	5.898% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	655,000	608,111
BBCMS Mortgage Trust 2019-BWAY B†	6.252% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	288,000	259,304
BFLD 2019-DPLO F†	7.482% (1 Mo. Term SOFR + 2.65%)	#	10/15/2034	790,000	759,548
BHMS 2018-ATLS A†	5.934% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	1,080,000	1,040,372
BHMS 2018-ATLS C†	6.584% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	630,000	598,554
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(e)	3/25/2060	1,559,643	1,461,160
BX Commercial Mortgage Trust 2021-XL2 A†	5.373% (1 Mo. LIBOR + .69%)	#	10/15/2038	499,499	479,285
BX Trust 2021-ARIA E†	6.929% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	2,300,000	2,077,882
BX Trust 2021-LBA AJV†	5.743% (1 Mo. Term SOFR + .91%)	#	2/15/2036	439,000	419,366
CIM Trust 2021-J3 A1†	2.50%	#(e)	6/25/2051	2,154,284	1,753,706
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250,000	652,751
COMM Mortgage Trust 2014-CR17 AM	4.174%		5/10/2047	1,460,000	1,416,596
COMM Mortgage Trust 2015-LC21 AM	4.043%	#(e)	7/10/2048	1,228,000	1,158,585
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000,000	975,855

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	0.93%	#(e)	8/10/2047	$436,904	$3,921
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.298%	#(e)	7/10/2050	730,000	637,464
Connecticut Avenue Securities Trust 2021-R01 1M2†	6.11% (1 Mo. SOFR + 1.55%)	#	10/25/2041	820,000	797,082
Connecticut Avenue Securities Trust 2023-R02 1M1†	6.868% (1 Mo. SOFR + 2.30%)	#	1/25/2043	1,198,690	1,198,189
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	103,569	101,479
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	708,895	603,744
CSMC 2021-BHAR C†	6.685% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	1,250,000	1,191,904
CSMC Trust 2020-AFC1 A1†	2.24%	#(e)	2/25/2050	205,816	190,817
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(e)	8/25/2066	826,025	713,336
EQUS Mortgage Trust 2021-EQAZ A†	5.439% (1 Mo. LIBOR + .75%)	#	10/15/2038	560,989	540,748
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	6.56% (1 Mo. SOFR + 2.00%)	#	11/25/2041	790,000	734,427
Flagstar Mortgage Trust 2021-3INV A2†	2.50%	#(e)	6/25/2051	1,502,827	1,223,384
Flagstar Mortgage Trust 2021-7 A1†	2.50%	#(e)	8/25/2051	1,378,107	1,121,856
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	6.66% (1 Mo. SOFR + 2.10%)	#	10/25/2033	1,290,000	1,248,022
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	6.06% (1 Mo. SOFR + 1.50%)	#	10/25/2041	1,427,000	1,359,498
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	6.36% (1 Mo. SOFR + 1.80%)	#	11/25/2041	1,000,000	951,467
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.86% (1 Mo. SOFR + 2.30%)	#	8/25/2042	1,955,526	1,961,631
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	7.21% (1 Mo. SOFR + 2.65%)	#	7/25/2042	1,623,277	1,643,175
GCAT Trust 2023-NQM1 A1†	4.25%	#(e)	10/25/2057	2,394,962	2,213,501
Great Wolf Trust 2019-WOLF A†	5.976% (1 Mo. Term SOFR + 1.15%)	#	12/15/2036	3,216,000	3,148,250

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-RIVR A†	5.634% (1 Mo. LIBOR + .95%)	#	7/15/2035	$681,826	$622,367
GS Mortgage Securities Corp. Trust 2021-ROSS G†	9.335% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	1,230,000	958,072
GS Mortgage Securities Corp. Trust 2022-ECI A†	7.022% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	780,000	781,576
GS Mortgage Securities Trust 2021-PJ2 A2†	2.50%	#(e)	7/25/2051	1,137,617	928,916
GS Mortgage Securities Trust 2021-PJ8 A2†	2.50%	#(e)	1/25/2052	1,765,744	1,437,413
GS Mortgage Securities Trust 2023-PJ1 A4†	3.50%	#(e)	2/25/2053	1,243,044	1,102,934
JP Morgan Mortgage Trust 2021-13 A3†	2.50%	#(e)	4/25/2052	1,218,454	991,889
JP Morgan Mortgage Trust 2021-INV8 A2†	3.00%	#(e)	5/25/2052	1,149,048	975,717
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.231%	#(e)	7/15/2048	374,000	335,351
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	5.954% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	542,000	519,136
KIND Trust 2021-KIND D†	7.242% (1 Mo. Term SOFR + 2.41%)	#	8/15/2038	1,161,605	1,082,725
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA	0.549%	#(e)	7/15/2050	14,177,515	132,022
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(e)	1/26/2060	75,378	69,075
Ready Capital Mortgage Financing LLC 2021-FL6 C†	6.745% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	1,100,000	1,041,943
Ready Capital Mortgage Financing LLC 2022-FL8 A†	6.218% (1 Mo. SOFR + 1.65%)	#	1/25/2037	2,130,000	2,098,833
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(e)	1/26/2060	39,261	37,464
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(e)	2/25/2050	17,871	17,027
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(e)	4/25/2065	385,253	362,315
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	122,147	115,943
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	534,191	488,316
Verus Securitization Trust 2021-2 A1†	1.031%	#(e)	2/25/2066	1,010,277	861,509
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(e)	4/25/2065	278,782	248,932

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.364%	#(e)	7/15/2046	$364,000	$139,772
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(e)	11/15/2050	1,629,962	1,487,731
Wells Fargo Mortgage Backed Securities 2021-INV2 Trust A2†	2.50%	#(e)	9/25/2051	995,349	810,270
Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,110,463)					53,446,559

U.S. TREASURY OBLIGATIONS 14.65%
U.S. Treasury Bond	2.00%		11/15/2041	3,138,000	2,370,845
U.S. Treasury Bond	3.625%		2/15/2053	5,951,000	5,909,622
U.S. Treasury Bond	3.875%		2/15/2043	10,523,000	10,619,187
U.S. Treasury Inflation Indexed Bond(g)	1.50%		2/15/2053	6,120,310	6,210,043
U.S. Treasury Inflation Indexed Note(g)	1.625%		10/15/2027	6,026,376	6,146,290
U.S. Treasury Note	3.625%		3/31/2028	16,887,000	16,916,025
U.S. Treasury Note	3.875%		3/31/2025	34,162,000	34,059,914
U.S. Treasury Note	4.125%		1/31/2025	5,966,000	5,965,068
Total U.S. Treasury Obligations (cost $87,438,218)					88,196,994
Total Long-Term Investments (cost $696,368,985)					677,078,982

SHORT-TERM INVESTMENTS 4.09%

U.S. TREASURY OBLIGATIONS 1.58%
U.S. Treasury Bill (Cost $9,523,370)	Zero Coupon		7/5/2023	9,644,000	9,527,196

REPURCHASE AGREEMENTS 2.51%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $9,516,700 of U.S. Treasury Note at 2.375% due 8/15/2024; value: $9,281,721; proceeds: $9,101,539; (cost $9,099,719)				9,099,719	9,099,719
Repurchase Agreement dated 3/31/2023, 4.870% due 4/3/2023 with TD Securities USA LLC collateralized by $6,322,000 of U.S. Treasury Note at 0.875% due 1/31/2024; value: $6,131,725; proceeds: $6,001,916 (cost $5,999,481)				5,999,481	5,999,481
Total Repurchase Agreements (cost $15,099,200)					15,099,200
Total Short-Term Investments (cost $24,622,570)					24,626,396
Total Investments in Securities 116.56% (cost $720,991,555)					701,705,378
Other Assets and Liabilities – Net(h) (16.56)%					(99,678,080)
Net Assets 100.00%					$602,027,298

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $199,972,581, which represents 33.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(c)	Interest Rate to be determined.
(d)	Defaulted (non-income producing security).
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Buy Protection at March 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.S40(4)(5)	Goldman Sachs	5.000%		6/20/2028	$12,039,000	$(24,108)	$204,891	$180,783

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts in Indexes amounted to $204,891. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2023	177	Long	$36,132,139	$36,542,203	$410,064
U.S. 5-Year Treasury Note	June 2023	86	Short	(9,452,303)	(9,417,672)	34,631
U.S. Long Bond	June 2023	188	Long	23,796,813	24,657,375	860,562
U.S. Ultra Long Bond	June 2023	226	Long	30,406,248	31,894,250	1,488,002
Total Unrealized Appreciation on Futures Contracts						$2,793,259

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2023

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	254	Short	$(29,813,461)	$(30,769,719)	$(956,258)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$91,655,759	$–	$91,655,759
Corporate Bonds	–	260,264,682	–	260,264,682
Floating Rate Loans	–	8,323,737	–	8,323,737
Foreign Government Obligations	–	14,584,367	–	14,584,367
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	4,384,279	–	4,384,279
Government Sponsored Enterprises Pass-Throughs	–	155,628,882	–	155,628,882
Municipal Bonds	–	593,723	–	593,723
Non-Agency Commercial Mortgage-Backed Securities	–	53,446,559	–	53,446,559
U.S. Treasury Obligations	–	88,196,994	–	88,196,994
Short-Term Investments
U.S. Treasury Obligations	–	9,527,196	–	9,527,196
Repurchase Agreements	–	15,099,200	–	15,099,200
Total	$–	$701,705,378	$–	$701,705,378
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$180,783	$–	$180,783
Liabilities	–	–	–	–
Futures Contracts
Assets	2,793,259	–	–	2,793,259
Liabilities	(956,258)	–	–	(956,258)
Total	$1,837,001	$180,783	$–	$2,017,784

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

118	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds Board of Directors (the “Board”) the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

119

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

120

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the market value of securities loaned and collateral received for the Fund were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$649,569	$638,010
Developing Growth Portfolio	587,643	493,652
Growth Opportunities Portfolio	1,048,813	1,037,622

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QPHR-SERIES-1Q
(05/23)